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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing for 4 of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Strategic Municipal Bond Fund Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund for the year ended November 30, 2004. These 4 series have a May 31 fiscal year end.

Date of reporting period: November 30, 2004

Item 1 - Reports to Stockholders.

Evergreen High Grade Municipal Bond Fund

Evergreen

HIGH GRADE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen High Grade Municipal Bond Fund, which covers the six-month period ended November 30, 2004.

As we entered the investment period, our municipal bond portfolio management teams had to make investment decisions against the backdrop of an economy that appeared to be softening and a Federal Reserve that seemed determined to raise interest rates. While second calendar quarter Gross Domestic Product (GDP) and employment growth were below expectations, energy prices were climbing ahead of the summer driving season and various measures of consumer inflation began to experience upward pressures. Monetary policymakers had been clear in their intentions to gradually raise interest rates, and they delivered with a largely expected 25 basis point increase in the Federal Funds rate on June 30, 2004. After more than three years of excessive policy accommodation, interest rates were finally headed higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Considering the moderation in GDP and the fact that the federal funds rate was below the inflation rate, we based our decisions on a gradual tightening of monetary policy.

The fiscal period began with a mixed message on the economy. After having climbed by more than 4% in the first calendar quarter, GDP was headed for a 3% gain in the second period. Yet the surge in payrolls during the spring had placed upward pressure on market yields. The bond market had obviously sent investors

1

LETTER TO SHAREHOLDERS continued

a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation had sent market yields dramatically higher. Additionally, monetary policymakers began the period with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, interest rate concerns were exacerbated by the rise in gasoline prices and the potential impact on future inflation.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the fixed income markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably as the investment period progressed to the prospects of only slightly higher interest rates. Federal Reserve officials had also been making the rounds in speeches reiterating their intentions to remain "measured" in their approach to monetary policy. The pace of GDP and employment growth had also slowed, and the inflation fears of June had dissipated by September. Indeed, despite the rise in oil prices, inflation reports were less threatening, suggesting that oil would ultimately prove a drag on growth. In addition, other factors helped drive market yields lower. The uncertain geopolitical environment resulted in higher demand for fixed income securities, and "safe haven" investing enabled prices to firm up for many U.S. Treasury and Municipal securities.

The combination of these factors resulted in a flattening of the yield curve, with short rates rising faster than those for longer dated maturities. Our municipal bond portfolio teams emphasized the long-end of the curve throughout the investment period in an attempt to enhance total return through the improved yields available there. In addition, security selection played a major role in our investment

2

LETTER TO SHAREHOLDERS continued

decisions since both issuance and liquidity declined from the solid levels prevalent last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of November 30, 2004

MANAGEMENT TEAM

Mathew M. Kiselak

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/21/1992

	Class A	Class B	Class C	Class I
Class inception date	2/21/1992	1/11/1993	4/30/1999	2/28/1994

Nasdaq symbol	EHGAX	EHGBX	EHGCX	EHGYX

6-month return with sales charge	-1.21%	-1.67%	2.33%	N/A

6-month return w/o sales charge	3.69%	3.33%	3.33%	3.85%

Average annual return*

1-year with sales charge	-2.12%	-2.88%	1.08%	N/A

1-year w/o sales charge	2.78%	2.07%	2.07%	3.09%

5-year	5.11%	5.04%	5.37%	6.42%

10-year	5.94%	5.68%	6.03%	6.74%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Grade Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund.

All data is as of November 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2004	11/30/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,036.91	$ 5.31
Class B	$ 1,000.00	$ 1,033.30	$ 8.87
Class C	$ 1,000.00	$ 1,033.30	$ 8.87
Class I	$ 1,000.00	$ 1,038.46	$ 3.78
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.85	$ 5.27
Class B	$ 1,000.00	$ 1,016.34	$ 8.80
Class C	$ 1,000.00	$ 1,016.34	$ 8.80
Class I	$ 1,000.00	$ 1,021.36	$ 3.75

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.04% for Class A, 1.74% for Class B, 1.74% for Class C and 0.74% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99	$ 11.01

Income from investment operations
Net investment income	0.22	0.44	0.46	0.47	0.47	0.48
Net realized and unrealized gains or losses on securities	0.18	(0.61)	0.69	0.15	0.66	(0.87)

Total from investment operations	0.40	(0.17)	1.15	0.62	1.13	(0.39)

Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.46)	(0.47)	(0.47)	(0.48)
Net realized gains	0	0	0	0	0	(0.15)
Total distributions to shareholders	(0.22)	(0.44)	(0.46)	(0.47)	(0.47)	(0.63)

Net asset value, end of period	$ 11.06	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Total return [1]	3.69%	(1.53%)	10.86%	5.92%	11.48%	(3.54%)

Ratios and supplemental data
Net assets, end of period (thousands)	$64,487	$64,868	$80,942	$65,080	$56,212	$53,303
Ratios to average net assets
Expenses [2]	1.04% [3]	1.03%	0.93%	0.99%	1.04%	0.96%
Net investment income	3.97% [3]	3.90%	4.11%	4.37%	4.45%	4.61%
Portfolio turnover rate	20%	64%	48%	40%	23%	108%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99	$ 11.01

Income from investment operations
Net investment income	0.18	0.36	0.38	0.39	0.39	0.40
Net realized and unrealized gains or losses on securities	0.18	(0.61)	0.69	0.15	0.66	(0.87)

Total from investment operations	0.36	(0.25)	1.07	0.54	1.05	(0.47)

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.38)	(0.39)	(0.39)	(0.40)
Net realized gains	0	0	0	0	0	(0.15)
Total distributions to shareholders	(0.18)	(0.36)	(0.38)	(0.39)	(0.39)	(0.55)

Net asset value, end of period	$ 11.06	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Total return [1]	3.33%	(2.22%)	10.05%	5.13%	10.65%	(4.27%)

Ratios and supplemental data
Net assets, end of period (thousands)	$18,478	$20,028	$26,460	$25,281	$33,019	$39,566
Ratios to average net assets
Expenses [2]	1.74% [3]	1.73%	1.67%	1.75%	1.79%	1.72%
Net investment income	3.26% [3]	3.20%	3.37%	3.61%	3.70%	3.89%
Portfolio turnover rate	20%	64%	48%	40%	23%	108%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.88	$ 11.49	$ 10.80	$10.65	$ 9.99	$11.01

Income from investment operations
Net investment income	0.18	0.36	0.38	0.39	0.39	0.40
Net realized and unrealized gains or losses on securities	0.18	(0.61)	0.69	0.15	0.66	(0.87)

Total from investment operations	0.36	(0.25)	1.07	0.54	1.05	(0.47)

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.38)	(0.39)	(0.39)	(0.40)
Net realized gains	0	0	0	0	0	(0.15)
Total distributions to shareholders	(0.18)	(0.36)	(0.38)	(0.39)	(0.39)	(0.55)

Net asset value, end of period	$ 11.06	$ 10.88	$ 11.49	$10.80	$10.65	$ 9.99

Total return [1]	3.33%	(2.22%)	10.05%	5.13%	10.65%	(4.27%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,220	$10,291	$12,433	$4,886	$1,496	$1,620
Ratios to average net assets
Expenses [2]	1.74% [3]	1.73%	1.68%	1.72%	1.79%	1.72%
Net investment income	3.26% [3]	3.20%	3.32%	3.60%	3.70%	3.92%
Portfolio turnover rate	20%	64%	48%	40%	23%	108%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
CLASS I [1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99	$ 11.01

Income from investment operations
Net investment income	0.24	0.47	0.49	0.50	0.50	0.50
Net realized and unrealized gains or losses on securities	0.18	(0.61)	0.69	0.15	0.66	(0.87)

Total from investment operations	0.42	(0.14)	1.18	0.65	1.16	(0.37)

Distributions to shareholders from
Net investment income	(0.24)	(0.47)	(0.49)	(0.50)	(0.50)	(0.50)
Net realized gains	0	0	0	0	0	(0.15)
Total distributions to shareholders	(0.24)	(0.47)	(0.49)	(0.50)	(0.50)	(0.65)

Net asset value, end of period	$ 11.06	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Total return	3.85%	(1.23%)	11.14%	6.18%	11.76%	(3.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$22,066	$22,355	$23,936	$22,378	$20,879	$19,121
Ratios to average net assets
Expenses [2]	0.74% [3]	0.73%	0.68%	0.74%	0.79%	0.71%
Net investment income	4.26% [3]	4.20%	4.37%	4.62%	4.70%	4.86%
Portfolio turnover rate	20%	64%	48%	40%	23%	108%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.9%
AIRLINES 0.1%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	$ 75,000	$76,904

AIRPORT 9.7%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	2,000,000	2,201,620
Chicago, IL O'Hare Intl. Arpt. RB, Second Lien Passenger Facs. Ser. A, 5.75%,
01/01/2018, (Insd. by AMBAC)	3,580,000	3,903,847
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA-1147-R, 9.01%, 05/01/2011,
(Insd. by FSA) +	1,000,000	1,133,420
Phoenix, AZ Civic Impt. Corp. Arpt. RB, Sr. Lien, Ser. A, 5.25%, 07/01/2015,
(Insd. by FSA)	1,690,000	1,818,558
San Francisco, CA City & Cnty. Arpt. RB, Commission Intl. Arpt. Proj., 5.50%,
05/01/2015, (Insd. by FSA)	2,000,000	2,121,620

		11,179,065

EDUCATION 2.2%
Massachusetts HFA RB, Springfield College Proj., 5.25%, 10/15/2033,
(Gtd. by Radian Asset Assurance, Inc.)	1,750,000	1,798,773
New York Dorm. Auth. RB, State Univ. Edl. Facs., Ser. A, 5.875%, 05/15/2011,
(Insd. by AMBAC)	250,000	286,555
University of Vermont & State Agricultural College RB, 5.50%, 10/01/2017	420,000	466,225

		2,551,553

ELECTRIC REVENUE 12.0%
Alaska Pwr. Auth. RRB, Bradley Lake Proj., Ser. 4, 6.00%, 07/01/2012	1,000,000	1,156,610
Lower Colorado River Auth., TX Transmission RRB, Trans. Svcs. Corp. Proj.,
5.25%, 05/15/2020, (Insd. by AMBAC)	1,000,000	1,069,680
Mercer Cnty., ND PCRRB, Basin Elec. Pwr. Proj., Ser. 2, 6.05%, 01/01/2019,
(Insd. by AMBAC)	1,500,000	1,534,500
Piedmont, SC Muni. Pwr. Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,071,620
Sam Rayburn, TX Muni. Pwr. Agcy. RRB, 5.75%, 10/01/2021	2,000,000	2,173,040
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021,
(Insd. by FGIC)	4,500,000	5,805,000

		13,810,450

GENERAL OBLIGATION - LOCAL 18.3%
Arlington, TX Independent Sch. Dist. RRB, 5.25%, 02/15/2021	1,275,000	1,356,128
Berkeley Cnty., SC GO, Refunding & Impt., 5.00%, 09/01/2020, (Insd. by FSA)	1,220,000	1,288,955
Carman-Ainsworth, MI Cmnty. Sch. GO, 5.50%, 05/01/2020	420,000	462,869
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	1,000,000	1,088,470
Cleveland, OH Muni. Sch. Dist. GO, 5.25%, 12/01/2023	1,980,000	2,114,323
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,091,260
Detroit, MI Wtr. Supply Sys. RB, Ser. A, 5.50%, 07/01/2014, (Insd. by FGIC)	1,500,000	1,662,285
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,000,000	1,085,940
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%,
12/01/2024	500,000	626,395

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016,
(Insd. by MBIA)	$ 1,500,000	$1,657,470
Kings, OH Local Sch. Dist. GO, City of Warren Sch. Impt. Proj., 7.50%,
12/01/2016, (Insd. by FGIC)	1,000,000	1,289,880
Nassau Cnty., NY GO, Ser. B, Swr. Dist. Proj., 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	813,289
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	644,275
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	981,128
Rochester, MN GO, Wst. Wtr., Ser. A, 5.00%, 02/01/2025	1,000,000	1,041,210
San Bernardino, CA Unified Sch. Dist. GO, Ser. A, 5.00%, 08/01/2028	1,000,000	1,016,040
San Diego, CA Unified Sch. Dist. GO, Ser. F, 5.00%, 07/01/2026, (Insd. by FSA)	1,720,000	1,762,054
Snohomish Cnty., WA Sch. Dist. GO, 5.25%, 12/01/2015, (Insd. by FGIC)	1,000,000	1,068,450

		21,050,421

GENERAL OBLIGATION - STATE 4.5%
California GO:
5.25%, 02/01/2026, (Insd. by MBIA)	1,000,000	1,047,250
5.25%, 02/01/2027, (Insd. by MBIA)	1,000,000	1,043,090
Florida GO, Dept. of Trans. Right of Way Proj., Ser. A, 5.25%, 07/01/2023	1,945,000	2,095,582
Ohio GO, Common Schs., Ser. B, 5.00%, 03/15/2024	1,000,000	1,038,330

		5,224,252

HOSPITAL 12.2%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	1,000,000	1,039,140
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,048,090
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,062,200
Lorain Cnty., OH Hosp. RB:
RITES-PA-892-A, 9.33%, 10/01/2016 +	1,000,000	1,159,240
RITES-PA-892-B, 9.33%, 10/01/2017 +	1,000,000	1,151,880
RITES-PA-892-C, 9.58%, 10/01/2018 +	1,250,000	1,458,100
Oklahoma Indl. Auth. RRB, Hlth. Sys., Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	2,000,000	2,261,140
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	351,844
University of New Mexico RB, FHA Insured Hospital Mortgage, 5.00%,
07/01/2024, (FSA)	1,000,000	1,023,670
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,112,170
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%,
08/15/2016	1,230,000	1,356,444

		14,023,918

HOUSING 7.2%
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018,
(LOC: U.S. Bank)	1,000,000	1,052,100
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,000,000	1,039,400
California HFA SFHRB, Ser. A-2, 5.70%, 08/01/2011	375,000	389,970
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	630,000	653,467
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,047,270

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Idaho HFA RB, Ser. B-2, 6.00%, 07/01/2014	$ 1,530,000	$1,609,254
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	165,000	165,653
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	905,000	921,281
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	200,000	204,520
Ohio HFA Mtge. RB, Ser. A-2, 6.625%, 03/01/2026, (Insd. by GNMA)	65,000	65,512
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	340,000	346,045
Washington, DC GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	782,747

		8,277,219

INDUSTRIAL DEVELOPMENT REVENUE 4.3%
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015,
(Insd. by AMBAC)	3,000,000	3,091,410
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%,
09/01/2029, (Insd. by MBIA)	1,000,000	1,024,920
Lowndes Cnty., MS Solid Wst. Disp. PCRB, 6.80%, 04/01/2022	715,000	848,676

		4,965,006

LEASE 4.8%
Kansas City, MO Muni. Assist. Corp. RB, Leasehold Capital Impt. Proj.,
Ser. B, 5.85%, 01/15/2016	2,000,000	2,094,960
Lawrence Township., IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011,
(Insd. by MBIA)	1,500,000	1,745,355
Loudoun, Cnty., VA IDA Pub. Safety Facs. RB:
5.25%, 12/15/2021	500,000	537,250
5.25%, 12/15/2022	500,000	534,825
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%,
04/01/2016, (Insd. by AMBAC)	250,000	270,847
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Hldg. Facs. Proj., Ser. A,
6.25%, 07/01/2015, (Insd. by MBIA)	300,000	356,637

		5,539,874

MISCELLANEOUS REVENUE 2.6%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Park Impt. Proj., 5.75%,
12/01/2017, (Insd. by AMBAC)	1,000,000	1,130,730
Casino Reinvestment Dev. Auth. NJ Hotel Room Fee RB, 5.25%, 01/01/2023,
(Insd. by AMBAC)	1,200,000	1,293,612
New York Urban Dev. Corp. RB, Personal Income Tax, Ser. B, 5.25%, 03/15/2019,
(Insd. by MBIA)	500,000	540,040

		2,964,382

PRE-REFUNDED 2.3%
Cleveland, OH Wtrwrks. RB, Ser. K, 5.25%, 01/01/2019, (Insd. by FGIC)	275,000	306,790
Georgia Elec. Pwr. Auth. RRB, Ser. V, 6.50%, 01/01/2012	1,315,000	1,485,621
Hempstead Town, NY GO, Ser. B, 5.625%, 02/01/2015, (Insd. by FGIC)	100,000	105,963
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	736,063
Texas Muni. Pwr. Agcy. RB, 0.00% 09/01/2015, (Insd. by MBIA) (n)	40,000	24,945

		2,659,382

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 1.0%
Illinois Metro. Pier & Expo Auth. RB, McCormick Place Expansion Proj., 5.75%,
06/15/2023	$ 1,000,000	$1,114,450

RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011,
(Insd. by AMBAC)	100,000	120,707

SALES TAX 4.1%
Metro. Atlanta Rapid Trans. Auth. GA Sales Tax RRB, Second Indenture Proj.,
Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,662,700
Sales Tax Asset Receivable RB, Ser. A, 5.00%, 10/15/2026, (Insd. by MBIA)	2,000,000	2,054,820

		4,717,520

SPECIAL TAX 2.8%
District of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018,
(Insd. by FNMA & GNMA)	885,000	895,239
Virgin Islands Pub. Fin. Auth. RB:
5.00%, 10/01/2022	1,000,000	1,052,330
5.25%, 10/01/2020	1,200,000	1,309,704

		3,257,273

STUDENT LOAN 0.9%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016,
(Insd. by AMBAC)	1,000,000	1,050,510

TOBACCO REVENUE 1.5%
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	669,317	650,744
Tobacco Settlement Fin. Corp. of New York RB, Ser. A-1C, 5.25%, 06/01/2014	1,000,000	1,078,370

		1,729,114

TRANSPORTATION 3.2%
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,093,000
Port Auth. of NY & NJ RB, Ser. 97, 6.50%, 07/15/2019, (Insd. by FGIC)	500,000	507,460
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,067,770
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025,
(Insd. by AMBAC)	1,000,000	1,063,110

		3,731,340

UTILITY 1.1%
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	1,185,000	1,285,500

WATER & SEWER 3.0%
Houston, TX Wtr. Conveyance Sys. Contract COP, Ser. H, 7.50%, 12/15/2014,
(Insd. by AMBAC)	1,000,000	1,286,230
Michigan Muni. Bond Auth. RB, Clean Wtr. Revolving Fund Proj., 5.25%,
10/01/2019	1,000,000	1,080,480
Upper Trinity Regl. Wtr. Dist. RB, Ser. A, 6.00%, 08/01/2016, (Insd. by FGIC)	1,000,000	1,125,850

		3,492,560

Total Municipal Obligations (cost $106,343,294)		112,821,400

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

		Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund ø	(cost $656,423)	656,423	$656,423

Total Investments (cost $106,999,717) 98.5%			113,477,823
Other Assets and Liabilities 1.5%			1,772,883

Net Assets 100.0%			$115,250,706

+	Inverse floating rate security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

The following table showsthe percent of total long-term investments by geographic location as of November 30, 2004:

Illinois	11.0%
California	10.2%
Ohio	10.0%
Texas	7.2%
New York	6.8%
Wisconsin	6.3%
Georgia	5.6%
South Carolina	5.1%
Florida	3.4%
Pennsylvania	2.9%
Michigan	2.8%
Massachusetts	2.6%
District of Columbia	2.4%
U.S. Virgin Islands	2.1%
Alaska	2.0%
Oklahoma	2.0%
Missouri	1.9%
New Mexico	1.7%
Arizona	1.6%
Idaho	1.6%
Indiana	1.5%
North Dakota	1.4%
New Jersey	1.1%
Kansas	1.0%
Virginia	1.0%
Colorado	0.9%
Minnesota	0.9%
Washington	0.9%
Mississippi	0.8%
Louisiana	0.6%
Vermont	0.4%
Utah	0.3%

100.0%

The following table showsthe percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of
November 30, 2004:

AAA	82.0%
AA	12.0%
A	5.0%
BBB	1.0%

100.0%

The following table showsthe percent of total bonds by maturity as of November 30, 2004:

Less than 1 year	0.6%
1 to 3 year(s)	0.1%
3 to 5 years	1.3%
5 to 10 years	13.4%
10 to 20 years	72.9%
20 to 30 years	11.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $106,999,717)	$113,477,823
Receivable for Fund shares sold	83,010
Interest receivable	1,892,286
Prepaid expenses and other assets	8,994

Total assets	115,462,113

Liabilities
Dividends payable	137,417
Payable for Fund shares redeemed	25,188
Advisory fee payable	1,325
Distribution Plan expenses payable	781
Due to other related parties	1,133
Accrued expenses and other liabilities	45,563

Total liabilities	211,407

Net assets	$115,250,706

Net assets represented by
Paid-in capital	$111,065,488
Undistributed net investment income	40,439
Accumulated net realized losses on securities	(2,333,327)
Net unrealized gains on securities	6,478,106

Total net assets	$115,250,706

Net assets consists of
Class A	$64,487,305
Class B	18,477,737
Class C	10,219,669
Class I	22,065,995

Total net assets	$115,250,706

Shares outstanding
Class A	5,829,879
Class B	1,670,473
Class C	923,904
Class I	1,994,861

Net asset value per share
Class A	$11.06
Class A - Offering price (based on sales charge of 4.75%)	$11.61
Class B	$11.06
Class C	$11.06
Class I	$11.06

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (unaudited)

Investment income
Interest	$2,917,879

Expenses
Advisory fee	245,478
Distribution Plan expenses
Class A	97,582
Class B	95,317
Class C	51,129
Administrative services fee	58,424
Transfer agent fees	56,822
Trustees' fees and expenses	990
Printing and postage expenses	14,502
Custodian and accounting fees	17,439
Registration and filing fees	22,475
Professional fees	12,092
Other	4,547

Total expenses	676,797
Less: Expense reductions	(258)
Expense reimbursements	(1,236)

Net expenses	675,303

Net investment income	2,242,576

Net realized and unrealized gains or losses on securities
Net realized gains on securities	355,064
Net change in unrealized gains or losses on securities	1,605,447

Net realized and unrealized gains or losses on securities	1,960,511

Net increase in net assets resulting from operations	$4,203,087

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2004		Year Ended
	(unaudited)		May 31, 2004

Operations
Net investment income		$ 2,242,576		$ 4,987,512
Net realized gains on securities		355,064		1,867,175
Net change in unrealized gains or losses
on securities		1,605,447		(9,146,723)

Net increase (decrease) in net assets
resulting from operations		4,203,087		(2,292,036)

Distributions to shareholders from
Net investment income
Class A		(1,291,161)		(2,895,896)
Class B		(311,659)		(750,520)
Class C		(167,176)		(369,999)
Class I		(480,971)		(980,110)

Total distributions to shareholders		(2,250,967)		(4,996,525)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	252,811	2,796,421	624,551	6,934,664
Class B	64,985	726,055	265,253	2,952,765
Class C	47,179	525,286	285,530	3,165,056
Class I	64,165	715,722	201,911	2,208,709

		4,763,484		15,261,194

Net asset value of shares issued in
reinvestment of distributions
Class A	74,682	827,355	150,309	1,670,991
Class B	16,217	179,590	39,933	443,892
Class C	9,167	101,552	17,464	194,102
Class I	25,904	286,974	53,232	591,822

		1,395,471		2,900,807

Automatic conversion of Class B shares
to Class A shares
Class A	72,330	798,506	277,879	3,091,860
Class B	(72,330)	(798,506)	(277,879)	(3,091,860)

		0		0

Payment for shares redeemed
Class A	(533,850)	(5,886,742)	(2,131,792)	(23,624,357)
Class B	(179,756)	(1,982,187)	(488,201)	(5,423,077)
Class C	(78,594)	(866,048)	(438,639)	(4,877,869)
Class I	(150,511)	(1,666,710)	(282,559)	(3,176,740)

		(10,401,687)		(37,102,043)

Net decrease in net assets resulting from
capital share transactions		(4,242,732)		(18,940,042)

Total decrease in net assets		(2,290,612)		(26,228,603)
Net assets
Beginning of period		117,541,318		143,769,921

End of period		$ 115,250,706		$ 117,541,318

Undistributed net investment income		$ 40,439		$ 48,830

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Grade Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,236.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net

21

NOTES TO FINANCIAL STATEMENTS continued

assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2004, EIS received $5,965 from the sale of Class A shares and $17,595 and $1,126 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $22,537,087 and $29,256,254, respectively, for the six months ended November 30, 2004.

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $107,011,409. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,604,452 and $138,038, respectively, with a net unrealized appreciation of $6,466,414.

As of May 31, 2004, the Fund had $2,676,699 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds

22

NOTES TO FINANCIAL STATEMENTS continued

are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

23

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

24

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25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Other directorships: Trustee,	Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Phoenix Series Fund, Phoenix	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel4	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564616 rv2 1/2005

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564616 rv2 1/2005

Evergreen Strategic Municipal Bond Fund

Evergreen

STRATEGIC MUNICIPAL BOND FUND
FORMERLY, HIGH INCOME MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Municipal Bond Fund, which covers the six-month period ended November 30, 2004.

As we entered the investment period, our municipal bond portfolio management teams had to make investment decisions against the backdrop of an economy that appeared to be softening and a Federal Reserve that seemed determined to raise interest rates. While second calendar quarter Gross Domestic Product (GDP) and employment growth were below expectations, energy prices were climbing ahead of the summer driving season and various measures of consumer inflation began to experience upward pressures. Monetary policymakers had been clear in their intentions to gradually raise interest rates, and they delivered with a largely expected 25 basis point increase in the Federal Funds rate on June 30, 2004. After more than three years of excessive policy accommodation, interest rates were finally headed higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Considering the moderation in GDP and the fact that the federal funds rate was below the inflation rate, we based our decisions on a gradual tightening of monetary policy.

The fiscal period began with a mixed message on the economy. After having climbed by more than 4% in the first calendar quarter, GDP was headed for a 3% gain in the second period. Yet the surge in payrolls during the spring had placed upward pressure on market yields. The bond market had obviously sent investors

1

LETTER TO SHAREHOLDERS continued

a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation had sent market yields dramatically higher. Additionally, monetary policymakers began the period with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, interest rate concerns were exacerbated by the rise in gasoline prices and the potential impact on future inflation.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the fixed income markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably as the investment period progressed to the prospects of only slightly higher interest rates. Federal Reserve officials had also been making the rounds in speeches reiterating their intentions to remain "measured" in their approach to monetary policy. The pace of GDP and employment growth had also slowed, and the inflation fears of June had dissipated by September. Indeed, despite the rise in oil prices, inflation reports were less threatening, suggesting that oil would ultimately prove a drag on growth. In addition, other factors helped drive market yields lower. The uncertain geopolitical environment resulted in higher demand for fixed income securities, and "safe haven" investing enabled prices to firm up for many U.S. Treasury and Municipal securities.

The combination of these factors resulted in a flattening of the yield curve, with short rates rising faster than those for longer dated maturities. Our municipal bond portfolio teams emphasized the long-end of the curve throughout the investment period in an attempt to enhance total return through the improved yields available there. In addition, security selection played a major role in our investment

2

LETTER TO SHAREHOLDERS continued

decisions since both issuance and liquidity declined from the solid levels prevalent last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of November 30, 2004

MANAGEMENT TEAM

B. Clark Stamper

Stamper Capital and Investments, Inc. Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

6-month return with sales charge	-2.83%	-3.35%	0.65%	N/A

6-month return w/o sales charge	2.01%	1.65%	1.65%	2.16%

Average annual return*

1-year with sales charge	-2.59%	-3.38%	0.61%	N/A

1-year w/o sales charge	2.32%	1.60%	1.60%	2.62%

5-year	3.67%	3.59%	3.93%	4.97%

10-year	4.56%	4.29%	4.28%	5.01%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered by the fund's predecessor fund, Davis Tax-Free High Income Fund, Inc. The historical returns for Classes A, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund.

All data is as of November 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2004	11/30/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,020.05	$ 5.11
Class B	$ 1,000.00	$ 1,016.50	$ 8.69
Class C	$ 1,000.00	$ 1,016.46	$ 8.69
Class I	$ 1,000.00	$ 1,021.58	$ 3.65
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.00	$ 5.11
Class B	$ 1,000.00	$ 1,016.44	$ 8.69
Class C	$ 1,000.00	$ 1,016.44	$ 8.69
Class I	$ 1,000.00	$ 1,021.46	$ 3.65

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.01% for Class A, 1.72% for Class B, 1.72% for Class C and 0.72% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six MonthsEnded	Year Ended May 31,					Year Ended
	November 30, 2004						September 30,
CLASS A	(unaudited)	2004	2003	2002	2001	2000 [1,2]	1999 [2]

Net asset value, beginning of period	$ 8.65	$ 8.72	$ 8.70	$ 8.65	$ 8.34	$ 8.66	$ 9.19

Income from investment operations
Net investment income	0.11	0.24	0.31	0.40	0.48	0.32	0.47
Net realized and unrealized gains
or losses on securities	0.06	(0.07)	0.02	0.04	0.30	(0.27)	(0.52)

Total from investment operations	0.17	0.17	0.33	0.44	0.78	0.05	(0.05)

Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.31)	(0.39)	(0.47)	(0.37)	(0.48)

Net asset value, end of period	$ 8.71	$ 8.65	$ 8.72	$ 8.70	$ 8.65	$ 8.34	$ 8.66

Total return [3]	2.01%	1.97%	3.88%	5.20%	9.61%	0.58%	(0.61%)

Ratios and supplemental data
Net assets, end of period (thousands)	$459,604	$462,748	$514,377	$396,272	$180,898	$133,552	$174,441
Ratios to average net assets
Expenses [4]	1.01% [5]	0.99%	0.96%	0.83%	0.90%	1.03% [5]	1.06%
Net investment income	2.56% [5]	2.76%	3.53%	4.39%	5.49%	5.75% [5]	5.30%
Portfolio turnover rate	26%	76%	68%	79%	68%	30%	73%

1 For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.
2 Effective at the close of business on March 17, 2000, The Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc.
Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000 are those of Class A shares of Davis Tax-Free High Income Fund, Inc.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,					Year Ended
	November 30, 2004						September 30,
CLASS B	(unaudited)	2004	2003	2002	2001	2000 [1,2]	1999 [2]

Net asset value, beginning of period	$ 8.63	$ 8.70	$ 8.68	$ 8.62	$ 8.31	$ 8.63	$ 9.16

Income from investment operations
Net investment income	0.08	0.17	0.25	0.33	0.42	0.28	0.41
Net realized and unrealized gains
or losses on securities	0.06	(0.06)	0.02	0.06	0.30	(0.28)	(0.53)

Total from investment operations	0.14	0.11	0.27	0.39	0.72	0	(0.12)

Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.25)	(0.33)	(0.41)	(0.32)	(0.41)

Net asset value, end of period	$ 8.69	$ 8.63	$ 8.70	$ 8.68	$ 8.62	$ 8.31	$ 8.63

Total return [3]	1.65%	1.25%	3.11%	4.54%	8.81%	0.01%	(1.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$166,741	$196,346	$238,399	$208,427	$195,029	$175,826	$228,440

Ratios to average net assets
Expenses [4]	1.72% 5	1.69%	1.70%	1.59%	1.65%	1.79% 5	1.82%
Net investment income	1.86% 5	2.06%	2.80%	3.70%	4.76%	5.01% 5	4.54%
Portfolio turnover rate	26%	76%	68%	79%	68%	30%	73%

1 For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.
2 Effective at the close of business on March 17, 2000, The Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc.
Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000 are those of Class B shares of Davis Tax-Free High Income Fund, Inc.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,					Year Ended
	November 30, 2004						September 30,
CLASS C	(unaudited)	2004	2003	2002	2001	2000 [1,2]	1999 [2]

Net asset value, beginning of period	$ 8.68	$ 8.75	$ 8.73	$ 8.68	$ 8.37	$ 8.69	$ 9.22

Income from investment operations
Net investment income	0.08	0.18	0.25	0.33	0.43	0.28	0.42
Net realized and unrealized gains or
losses on securities	0.06	(0.07)	0.02	0.05	0.29	(0.28)	(0.54)

Total from investment operations	0.14	0.11	0.27	0.38	0.72	0	(0.12)

Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.25)	(0.33)	(0.41)	(0.32)	(0.41)

Net asset value, end of period	$ 8.74	$ 8.68	$ 8.75	$ 8.73	$ 8.68	$ 8.37	$ 8.69

Total return [3]	1.65%	1.26%	3.11%	4.41%	8.77%	0.05%	(1.34%)

Ratios and supplemental data
Net assets, end of period (thousands)	$194,350	$214,097	$240,631	$124,281	$64,890	$32,942	$41,642
Ratios to average net assets
Expenses [4]	1.72% [5]	1.69%	1.70%	1.58%	1.65%	1.77% [5]	1.83%
Net investment income	1.86% [5]	2.06%	2.75%	3.65%	4.70%	5.02% [5]	4.53%
Portfolio turnover rate	26%	76%	68%	79%	68%	30%	73%

1 For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.
2 Effective at the close of business on March 17, 2000, The Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc.
Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000 are those of Class C shares of Davis Tax-Free High Income Fund, Inc.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,					Year Ended
	November 30, 2004						September 30,
CLASS I [1]	(unaudited)	2004	2003	2002	2001	2000 [2,3]	1999 [3]

Net asset value, beginning of period	$ 8.65	$ 8.72	$ 8.70	$ 8.64	$ 8.33	$8.66	$ 9.19

Income from investment operations
Net investment income	0.13	0.27	0.33	0.42	0.52	0.33	0.48
Net realized and unrealized gains
or losses on securities	0.06	(0.07)	0.02	0.05	0.29	(0.28)	(0.52)

Total from investment operations	0.19	0.20	0.35	0.47	0.81	0.05	(0.04)

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.33)	(0.41)	(0.50)	(0.38)	(0.49)

Net asset value, end of period	$ 8.71	$ 8.65	$ 8.72	$ 8.70	$ 8.64	$8.33	$ 8.66

Total return	2.16%	2.27%	4.15%	5.59%	9.90%	0.63%	(0.51%)

Ratios and supplemental data
Net assets, end of period (thousands)	$14,560	$10,814	$10,623	$3,964	$1,452	$ 189	$1,292
Ratios to average net assets
Expenses [4]	0.72% [5]	0.69%	0.70%	0.58%	0.66%	0.83% [5]	0.93%
Net investment income	2.87% [5]	3.06%	3.70%	4.64%	5.70%	5.95% [5]	5.43%
Portfolio turnover rate	26%	76%	68%	79%	68%	30%	73%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2 For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.
3 Effective at the close of business on March 17, 2000, The Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc.
Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000 are those of Class Y shares of Davis Tax-Free High Income Fund, Inc.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.6%
AIRPORT 5.7%
Austin, TX Arpt. Sys. RB:
6.00%, 11/15/2010	$ 2,910,000	$3,058,851
6.125%, 11/15/2025	2,500,000	2,628,175
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)#	1,730,000	1,842,260
California Maritime Infrastructure Arpt. RB, 5.375%, 11/01/2012	1,000,000	1,044,490
Chicago, IL O'Hare Intl. Arpt. RB:
Ser. A, 5.625%, 01/01/2012	3,000,000	3,154,170
Ser. A, 5.625%, 01/01/2015	5,000,000	5,259,150
Ser. C, 4.90%, 01/01/2007, (Insd. by MBIA)	750,000	766,522
Dallas-Forth Worth, TX Rgnl. Arpt. RB, 6.00%, 11/01/2010	250,000	250,752
Denver, CO City & Cnty. Arpt. RB, Ser. B, 5.75%, 11/15/2017, (Insd. by MBIA)	1,835,000	1,913,666
Houston, TX Arpt. Sys. RB, Ser. E, Spl. Facs., Continental Airlines, Inc.:
5.875%, 07/01/2012	1,000,000	1,091,950
6.75%, 07/01/2029	3,000,000	2,426,490
Massachusetts Port Auth. RB, US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,527,804
5.25%, 09/01/2012	1,535,000	1,584,581
5.25%, 09/01/2013	1,610,000	1,662,003
5.75%, 09/01/2016	2,500,000	2,575,100
5.875%, 09/01/2023	4,500,000	4,635,135
6.00%, 09/01/2021	1,200,000	1,238,724
New Jersey EDA RB, Continental Airlines, Inc. Proj., 6.25%, 09/15/2029	2,000,000	1,535,000
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	485,000	497,314
Phoenix, AZ Civic Impt. Corp. Arpt. RB, 5.50%, 07/01/2010, (Insd. by FGIC)	450,000	476,973
Port Auth. NY & NJ Spl. Obl. RB:
Continental Airlines & US Airways, 9.00%, 12/01/2006	190,000	192,299
JFK Intl. Air Terminal LLC, 6.25%, 12/01/2009	7,500,000	8,389,050
San Francisco, CA Intl. Arpt. RB, Second Ser. Issue 6, 5.80%, 05/01/2005	160,000	162,453

		47,912,912

CAPITAL IMPROVEMENTS 0.4%
Morris Cnty., NJ Impt. Auth. RB:
5.00%, 08/15/2005	1,070,000	1,092,352
5.00%, 08/15/2006	1,105,000	1,155,322
5.00%, 08/15/2007	1,105,000	1,179,864

		3,427,538

COMMUNITY DEVELOPMENT DISTRICT 0.1%
Gibson Cnty., IN Redev. Auth. Econ. Dev. Lease Rent RB, Ser. A, 5.60%,
02/01/2017, (Insd. by MBIA)	900,000	953,334

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj.,
12.00%, 03/01/2011	120,000	120,895
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	880,000	1,027,558
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028•	500,000	213,110
California CDA COP, Eskaton Properties, Inc., 5.55%, 05/15/2029	100,000	100,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028•	$ 500,000	$250,005
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007	375,000	369,559
Clarksville, IN RB, Retirement Hsg. Foundation, 5.00%, 12/01/2025	150,000	150,000
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Associates, 9.00%,
12/01/2012	400,000	396,224
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. A,
7.75%, 06/01/2013	500,000	500,525
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%,
02/15/2025	385,000	394,679
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A, 8.00%,
04/01/2026•	200,000	132,492
Illinois Hlth. Facs. Auth. RB, 7.60%, 08/15/2010	240,000	242,482
Kanawha Cnty., WV IDRB, Beverly Enterprises, Inc., 5.50%, 11/01/2008	235,000	223,939
Kentucky Econ. Dev. Fin. Auth. RRB, Retirement Hsg. Foundation, 5.80%,
12/01/2028	150,000	150,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	25,000	25,098
New York Med. Care Facs. Fin. Agcy. RB, Long Term Hlth. Care, Ser. B, 7.375%,
11/01/2011	1,100,000	1,136,080
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Village at Cook Springs, Ser. A, 8.50%,
07/01/2018	500,000	503,985
Piedmont, NC Hsg. Dev. Auth. First Mtge. RRB, Nash Grove Manor, Inc., 8.00%,
01/01/2013	500,000	500,730
San Antonio, TX Hlth. Facs. RB, Beverly Enterprises, Inc., 8.25%, 12/01/2019	1,250,000	1,258,887
Savannah, GA EDA RB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027•	1,000,000	500,060
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 12/20/2036	2,300,000	2,534,324
Washington Nonprofit Hsg. Auth. RB, Horizon House Proj., Ser. A, 6.00%,
07/01/2017	3,700,000	3,885,185
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016•	1,000,000	420,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, RFDF, Inc., 7.375%, 07/15/2027•	1,595,000	141,971

		15,177,788

EDUCATION 6.8%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,549,459
5.60%, 07/01/2011, (Instd. By AMBAC)	1,810,000	1,929,569
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	250,000	251,055
California Edl. Facs. Auth. RB, College of Osteopathic, 5.75%, 06/01/2018	1,680,000	1,742,026
California Univ. & College Hsg. Sys. RRB:
5.80%, 11/01/2017	4,000,000	4,204,880
5.90%, 11/01/2021	2,000,000	2,106,200
Clemson Univ., SC COP, 6.90%, 12/01/2007	75,000	76,995
District of Columbia RRB, Univ. of Georgetown, SAVRS, Ser. A, 1.82%, 04/01/2021,
(Insd. by MBIA)	5,000,000	5,000,000
Florida Agric. & Mechanical RB, 6.50%, 07/01/2023	445,000	446,606
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	1,360,000	1,490,995
Indiana Edl. Fac. Auth. RB, Rose Hulman Institute Proj., 5.50%, 06/01/2011,
(Insd. by MBIA)	415,000	430,297

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Kent University of Ohio RB, SAVRS, 1.80%, 05/01/2032	$ 3,775,000	$3,775,000
Leander, TX Independent Sch. Dist. GO, 0.00% 08/15/2028 (n)	22,055,000	5,358,924
Los Angeles, CA Unified Sch. Dist. RB, Ser. A, 4.75%, 04/01/2013	300,000	300,609
Massachusetts Edl. Fin. Auth. RB, 4.875%, 01/01/2011	450,000	459,909
Midlothian, TX Independent Sch. Dist. RB, 0.00% 02/15/2018 (n)	300,000	142,248
Missouri Sch. Boards Assn. COP, 7.375%, 03/01/2006	65,000	65,859
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006	1,115,000	1,133,843
Richland Sch. Dist. of Wisconsin RB, 4.875%, 04/01/2007	1,785,000	1,847,725
University of Western Michigan RB, Ser. A, SAVRS, 1.80%, 11/15/2032	2,000,000	2,000,000
Vermont Student Fin. Assistance RB:
SAVRS, 1.95%, 12/15/2034	8,600,000	8,600,000
SAVRS, Ser. D, 1.82%, 12/15/2025	10,100,000	10,100,000
Wayland, MI Union Sch. Dist. RB, 6.25%, 05/01/2014	1,000,000	1,027,660
Webb City, MO Sch. Dist. R-VII Fac. Leasehold RB, 5.625%, 08/01/2016,
(Insd. by FSA)	250,000	262,687
West Ottawa, MI Pub. Sch. Dist. RB, 0.00%, 05/01/2015 (n)	3,500,000	1,703,205
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007,
(Insd. by FSA)	1,100,000	1,134,804

		57,140,555

ELECTRIC REVENUE 4.2%
Hawaii Dept. of Budget & Fin. RRB, Hawaiian Elec. Co., Inc., 6.60%, 01/01/2025	5,950,000	6,030,563
Illinois Dev. Fin. Auth. PCRB, Cmnwlth. Edison, FRN 1.95%, 04/15/2013,
(Insd. by AMBAC)	2,000,000	2,000,000
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., ,Ser. D, 6.75%, 03/01/2015,
(Insd. by AMBAC)	3,400,000	3,503,598
Illinois Pwr., 7.374%, 07/01/2021, (Insd. by AMBAC-TCRS)	7,275,000	7,994,788
Lehigh Cnty., PA IDA PCRB, PA Pwr. & Light Co. Proj., Ser. A, 6.15%, 08/01/2029	345,000	360,342
New Jersey EDA PCRB, NJ Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032,
(Insd. by MBIA)	200,000	205,670
New York Energy Research & Dev. Auth. RB, SAVRS, 1.85%, 07/01/2027	10,000,000	10,000,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB, Ser. A, 5.70%, 01/01/2013,
(Insd. by MBIA)	2,430,000	2,630,281
Northampton Cnty., PA IDA RB, Metro Edison Co., 6.10%, 07/15/2021	365,000	379,991
San Antonio, TX Elec. & Gas RB, 5.00%, 02/01/2017	100,000	108,981
St. Charles Parish, LA PCRB, LA Pwr. & Light Co., 7.50%, 06/01/2021	1,500,000	1,546,500
Tulsa, OK Pub. Facs. Auth. Solid Wst. RB, Ogden Martin Sys., Inc. Proj., 6.95%,
05/01/2007	270,000	276,169

		35,036,883

GENERAL OBLIGATION - LOCAL 5.9%
Austin, TX Independent Sch. Dist. GO, 5.60%, 08/01/2009	745,000	785,893
Clark Cnty., NV Sch. Dist. Bldg. & Renovation GO:
5.90%, 06/15/2011	19,000,000	20,239,750
6.50%, 06/15/2006	1,000,000	1,062,850
Detroit, MI City Sch. Dist. Bldg. & Renovation GO, 5.70%, 05/01/2025	2,000,000	2,136,120
District of Columbia GO, 5.75%, 06/01/2007	405,000	410,265
Douglas, Cnty., CO Sch. Dist. No. 1 GO, 6.40%, 12/15/2011	1,000,000	1,011,840

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	$ 2,540,000	$2,810,967
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,417,066
Hamilton Creek, CO Metro Dist. GO, 11.25%, 12/01/2004•	180,000	179,960
Jenks Township, PA GO, Ser. A, 2.00%, 07/01/2005	175,000	174,554
Le Mars, IA GO, Ser. A, 5.60%, 06/01/2008	390,000	396,427
Maricopa Cnty., AZ Sch. Dist. 210 GO, 5.50%, 07/01/2017	2,000,000	2,121,280
Mentor, OH GO, 7.15%, 12/01/2011	500,000	533,850
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,621,245
New York, NY GO:
5.75%, 08/01/2014	75,000	75,770
Ser. B, 7.50%, 02/01/2005	250,000	251,077
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,875,438
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 (n)	120,000	102,244
Washington, MD Suburban Dist. GO:
3.00%, 06/01/2005	8,735,000	8,780,073
4.00%, 06/01/2005	2,000,000	2,020,280
Wichita, KA GO, 5.65%, 09/01/2008	300,000	300,891

		49,307,840

GENERAL OBLIGATION - STATE 14.1%
California GO, 6.25%, 10/01/2019	15,000	15,048
Connecticut GO:
5.65%, 03/15/2012	270,000	274,849
Ser. C:
5.00%, 05/01/2007	4,850,000	5,150,118
6.50%, 11/01/2007	1,000,000	1,089,160
Ser. D, 5.00%, 08/01/2008	5,000,000	5,413,550
Delaware GO, Ser. A, 4.50%, 08/01/2006	13,500,000	14,005,845
Georgia GO, Ser. D, 6.00%, 09/01/2007	5,300,000	5,803,606
Massachusetts GO, 5.25%, 01/01/2013	10,000,000	10,427,400
Minnesota GO:
4.00%, 08/01/2005	15,230,000	15,430,427
5.50%, 08/01/2009	2,000,000	2,046,020
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,035,950
North Carolina GO, 5.00%, 05/01/2006	10,000,000	10,390,400
Ohio GO:
4.75%, 02/01/2018	13,500,000	14,524,245
5.05%, 08/01/2010	2,745,000	2,826,911
6.20%, 08/01/2011	4,500,000	4,712,895
Pennsylvania GO, 5.375%, 05/15/2015	1,000,000	1,059,840
South Carolina GO, Ser. B, 5.00%, 08/01/2006	8,300,000	8,615,815
Washington GO:
5.25%, 09/01/2005	7,300,000	7,470,455
Ser. 96-A, 5.75%, 07/01/2013	7,190,000	7,345,735
Wisconsin GO, 6.10%, 05/01/2014	450,000	451,341

		118,089,610

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 9.6%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West PA Allegheny Hlth., 9.25%,
11/15/2030	$ 2,000,000	$2,314,720
Birmingham Carraway, AL Special RB, Methodist Hlth. Sys., Ser. A, 5.875%,
08/15/2015	700,000	727,671
California Hlth. Facs. Fin. Auth. RB:
Asian Cmnty. Ctr. 6.25%, 09/01/2015	250,000	250,647
Ser. B, 7.20%, 01/01/2012	115,000	116,368
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp. Ser. A, 6.625%, 07/01/2018	200,000	200,648
St. Raphael Hosp. Ser. D, 6.625%, 07/01/2014	295,000	305,443
Dade Cnty., FL Hlth. Facs. Hosp. RB, Baptist Hosp. Miami Proj., 5.25%,
05/15/2013	4,550,000	4,583,806
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	7,550,000	7,703,114
Glendale, CA Hlth. Facs. RB, Mem. Hosp. & Hlth. Ctr., 5.60%, 11/15/2025	2,120,000	2,218,029
Hawaii Dept. of Budget & Fin. RRB, St. Francis Med. Ctr., 6.50%, 07/01/2022	3,000,000	3,010,320
Highland Cnty., FL Hlth. Facs. RB, Adventist Hlth. Sys., FRN, 1.95%, 11/15/2034	5,000,000	5,000,000
Huntington Cnty., PA Hosp. Auth. RB, JC Blair Mem. Hosp., 7.875%, 08/01/2011	885,000	893,098
Jefferson Parish, LA Hosp. Dist. 2 RB, 5.25%, 12/01/2015	415,000	426,359
Jonesboro, AK Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernards
Hosp., Inc., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	2,084,258
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth., Ser. A, 7.00%, 06/15/2015	405,000	418,264
Lehigh Cnty., PA General Purpose Auth. RB, Ser. A, 6.00%, 07/01/2025	1,000,000	1,022,780
Louisiana Pub. Facs. Auth. Hosp. RB:
6.00%, 11/01/2022	250,000	251,188
Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	88,170
General Hlth., Inc.:
6.50%, 11/01/2014	350,000	351,869
7.00%, 11/01/2005	100,000	102,720
Lucas Cnty., OH Hosp. Auth. RB:
5.75%, 11/15/2011	750,000	807,945
Promedica Healthcare Obl., 5.75%, 11/15/2009	2,500,000	2,673,225
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,638,652
Massachusetts Hlth. & Edl. Facs. Auth. RB, Newton Wellesley Hosp., 6.00%,
07/01/2025	7,250,000	7,529,850
Medford, OR Hosp. Facs. Auth. RB, SAVRS, 1.85%, 08/15/2032	10,000,000	10,000,000
Mississippi Hosp. Equip. & Facs. RB:
Baptist Med. Ctr.:
3.00%, 09/01/2018	5,000,000	5,019,150
6.50%, 05/01/2010	1,000,000	1,037,210
Rush Med. Foundation:
6.40%, 01/01/2007	160,000	165,326
6.70%, 01/01/2018	940,000	943,337
New Jersey Hlth. Care Facs. RB, St. Joseph Hosp. & Med. Ctr., 5.75%,
07/01/2016	3,390,000	3,532,617
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	1,700,000	1,700,187
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	184,965

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Rgnl. Healthcare 4.70%, 10/01/2005	$ 370,000	$374,455
Ser. A, 6.00%, 11/01/2024	300,000	300,900
Peninsula Port Auth., VA Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%,
08/01/2023	495,000	592,862
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, 6.15%, 07/01/2005	2,100,000	2,148,489
Saint Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,730,787
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj.,
6.50%, 01/15/2007	960,000	996,950
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,000,000	3,112,980
Suffolk Cnty., NY IDA Civic Facs. RB, Ser. C:
Huntington Hosp. Proj.:
4.70%, 11/01/2009	380,000	399,608
4.90%, 11/01/2010	400,000	423,224
5.00%, 11/01/2011	420,000	445,599
5.10%, 11/01/2012	440,000	467,711
Tarrant, Cnty., TX Hlth. Facs. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	244,130
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,063,371
Westmoreland Cnty., PA IDRB, Westmoreland Hosp., 6.00%, 07/01/2022	535,000	541,960
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	154,278

		80,299,240

HOUSING 4.9%
Alaska Hsg. Fin. Corp. RB, 6.00%, 06/01/2027	2,000,000	2,074,860
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 (n)	3,050,000	219,600
Battery Park, NY City Auth. RB, 10.00%, 06/01/2023, (Insd. by FHA)	280,000	288,980
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	290,000	248,263
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	770,000	779,502
California HFA MHRB, SAVRS, Ser. C, 1.95%, 08/01/2038	5,735,000	5,735,000
Colorado HFA RB, Ser. B, 2, 7.00%, 05/01/2026	220,000	223,234
Cook Cnty., IL SFHRB, 0.00%, 07/01/2015 (n)	20,000	3,625
Corpus Christi, TX HFA SFHRB, Ser. A, 7.70%, 07/01/2011	115,000	115,290
De Kalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	865,000	912,705
Delaware Hsg. Auth. RB, Ser. A:
5.20%, 07/01/2006	190,000	191,966
6.00%, 07/01/2018	335,000	339,707
District of Columbia HFA RB:
7.75%, 09/01/2016	137,500	137,809
King Seniors Ctr., Ser. C, 2.25%, 06/01/2006	515,000	511,127
Duval Cnty., FL SFHRB, 6.30%, 06/01/2029	720,000	741,492
Florida HFA RB:
0.00%, 07/01/2030, (Insd. by FSA) (n)	6,130,000	1,079,493
0.00%, 12/01/2029, (Insd. by FSA) (n)	5,545,000	1,177,703
Franklin Cnty., OH MHRB, Tuttle Park, Ser. A, 6.50%, 03/01/2026	485,000	516,316
Idaho Hsg. Agcy. RB, 6.85%, 07/01/2024	75,000	75,102
Indiana HFA RB, 6.80%, 01/01/2017	515,000	515,870
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,375,000	2,465,962

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019,
(Insd. by GNMA)	$ 90,000	$93,404
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	700,077
Los Angeles, CA MHRB:
8.10%, 05/01/2017, (Insd. by GNMA)	15,000	15,176
Earthquake Rehab. Proj., Ser. B, 5.85%, 12/01/2027	3,830,000	3,987,873
Los Angeles, CA Mtge. RB, FHA Insd. Section 8, 6.30%, 01/01/2025	240,000	240,254
Massachusetts HFA RB:
6.375%, 04/01/2021	5,000	5,026
6.60%, 12/01/2026	55,000	55,091
Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	5,000	5,029
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 41, 6.30%, 12/01/2014	1,355,000	1,394,051
Minnesota HFA RB, 6.50%, 01/01/2026	555,000	557,986
Missouri Hsg. Dev. Commission RB:
7.00%, 09/15/2021	50,000	50,278
7.00%, 09/15/2022, (Insd. by FHA)	100,000	100,504
Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) (n)	405,000	234,742
Mobile, AL Hsg. Assistance Corp. RRB, 7.625%, 08/01/2023, (Insd. by FHA)	290,000	290,406
Nevada Hsg. Division RB, 7.75%, 04/01/2022	35,000	35,060
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	225,000	228,020
North Carolina Hsg. Fin. & Dev. Auth. SFHRB, Ser. HH, 6.20%, 03/01/2018	575,000	593,463
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 (n)	450,000	332,114
Ohio HFA SFHRB, 0.00%, 01/15/2015 (n)	25,000	9,162
Oklahoma HFA SFHRB, 0.00% 09/01/2030 (n)	1,220,000	245,013
Peregrines Landing LLC Fac. RB, Ser. A, 3.25%, 05/20/2044, (Insd. by GNMA)	6,000,000	6,327,600
Pinellas Cnty., FL HFA SFHRB:
6.25%, 10/01/2025	135,000	136,200
Ser. A, Multi-Cnty. Proj. 6.25%, 08/01/2012, (Insd. by FNMA & GNMA)	455,000	464,846
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	25,000	25,027
7.55%, 10/01/2022	25,000	25,027
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, 6.85%, 07/01/2024	3,185,000	3,192,548
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	208,520
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) (n)	725,000	168,563
Tulare Cnty., CA Hsg. Auth. RB, La Serena Apts. Proj., Ser. A, 7.50%, 08/01/2023	860,000	878,705
Utah HFA RB, RHA Cmnty. Svcs. Proj.,Ser. A, 6.875%, 07/01/2027	985,000	946,171
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	95,000	95,005
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,094
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Ser. A, Copperwood Proj., 7.65%,
07/01/2022	1,000,000	1,001,900

		41,051,541

INDUSTRIAL DEVELOPMENT REVENUE 15.6%
Beaver Cnty., PA PCRB, Toledo Edison Co., 7.625%, 05/01/2020	2,900,000	3,010,809
California PCRB, Southern CA Edison Co.:
6.00%, 07/01/2027	1,320,000	1,323,313
6.40%, 12/01/2024	23,500,000	23,704,130

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Casa Grande, AZ IDA RB, Holiday Inn, 8.25%, 12/01/2015	$ 940,000	$779,523
Clark Cnty., NV IDRB, Sierra Pacific Resources, 6.70%, 06/01/2022	14,945,000	15,378,554
Clark Cnty., NV IDRRB, Sierra Pacific Resources, 7.20%, 10/01/2022	1,500,000	1,560,600
Clark Cnty., NV PCRB, Sierra Pacific Resources, 6.60%, 06/01/2019	4,460,000	4,492,870
Farmington, NM PCRB, Southern CA Edison Co.:
5.875%, 06/01/2023	5,300,000	5,395,347
7.20%, 04/01/2021	1,150,000	1,200,370
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,616,500
Humphreys Cnty., TN IDRB, E.I. DuPont De Nemours Corp., 6.70%, 05/01/2024	9,500,000	9,717,550
Kanawha Cnty., WV IDRB, Union Carbide, 8.00%, 08/01/2020	1,930,000	1,932,412
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.875%, 12/01/2014	200,000	182,970
Maricopa Cnty., AZ IDRB:
6.50%, 10/01/2025	3,200,000	3,379,136
6.625%, 07/01/2026	2,500,000	2,706,575
Maryland Indl. Fin. Auth. EDRB, 7.125%, 07/01/2006	20,000	20,079
McKean Cnty., PA IDA RB, Corning Glass Works Proj., 7.75%, 06/01/2005	200,000	204,960
Mercer Cnty., ND PCRB, MDU Resources Group Dakota Util. Proj., 6.65%,
06/01/2022	1,000,000	1,003,650
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	505,000	533,654
Mississippi Business Fin. Corp. RB, E.I. DuPont De Nemours Corp., 7.15%,
05/01/2016	150,000	153,450
New Jersey EDA RB:
Dwight-Englewood Sch. Issue, 6.30%, 06/01/2015	1,755,000	1,819,970
Holt Hauling & Warehousing, 8.40%, 12/15/2015•	1,000,000	802,000
Pleasants Cnty., WV PCRB:
6.15%, 05/01/2015	10,000,000	10,435,900
Monongahela Power Co., (Insd. by AMBAC), Ser. C, 6.15%, 05/01/2015	4,000,000	4,174,360
Prince Georges Cnty., MD PCRB, Potomac Elec. Pwr. Co., 6.00%, 09/01/2022	390,000	390,421
Salem Cnty., NJ PCRB, E.I. DuPont De Nemours Corp., Ser. A, 6.50%,
11/15/2021	1,150,000	1,163,110
San Diego, CA IDRRB, San Diego Gen. Elec., 5.90%, 09/01/2018	575,000	582,257
South Charleston, WV IDRB, Union Carbide, 8.00%, 08/01/2020	3,230,000	3,234,038
South Dakota Econ. Dev. Fin. RB, 4.95%, 04/01/2009	500,000	522,155
St. Charles Parish, LA PCRB, Union Carbide, 7.35%, 11/01/2022	3,250,000	3,218,800
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	200,000	209,342
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	225,000	233,843
West Feliciana Parish, LA PCRB, Energy Gulf States:
7.70%, 12/01/2014	2,725,000	2,794,896
9.00%, 05/01/2015	15,450,000	16,203,188
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	1,130,000	1,135,368
Wood Cnty., OH IDRB, Schultz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,832,872
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	450,221

		130,499,193

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.4%
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%,
07/01/2022	$ 115,000	$115,059
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	1,680,000	1,768,519
St. Louis, MO Muni. Fin. Corp. RB, 0.00% 07/15/2014, (Insd. by AMBAC) (n)	1,500,000	922,980
Utah Building Ownership Auth. RB, 5.625%, 05/15/2013	2,000,000	2,067,000
Virginia Pub. Bldg. Auth. RB, Ser. A, 5.00%, 08/01/2011	6,480,000	6,667,077

		11,540,635

MISCELLANEOUS REVENUE 3.1%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	3,320,000	3,589,717
Brunswick Cnty., VA Lease RB, 5.75%, 07/01/2012	2,000,000	2,148,340
Gulf Breeze, FL Local Govt. RB, FRN, 1.67%, 12/01/2015	240,000	240,000
Harrisburg, PA Auth. RB, Pooled Bond Prog. Ser. I, 5.60%, 04/01/2011	1,000,000	1,064,050
Lewis & Clark Cnty., MT Env. RB, Asarco, Inc., 5.85%, 10/01/2033	300,000	249,030
Los Angeles Cnty., CA Pub. Works Financing Lease RB, 5.25%, 12/01/2016	315,000	318,878
Los Angeles, CA COP, 5.40%, 12/01/2010	1,140,000	1,165,855
Maine Muni. Bond Bank RB, 5.85%, 11/01/2020	360,000	364,637
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	375,000	386,700
Montana Board of Investment RB, Workers Compensation Prog., 6.875%,
06/01/2011	2,800,000	3,130,512
South San Joaquin, CA Irrigation Dist. COP, 5.50%, 01/01/2015	500,000	501,335
Southwest Virginia Regl. Jail Auth. RB, 3.00%, 09/01/2006	3,000,000	3,017,040
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,082,500
Wyoming Farm Loan Board RB, 6.10%, 04/01/2024	5,000,000	5,128,900
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,279,349

		25,666,843

PORT AUTHORITY 2.3%
Hillsborough Cnty., FL Port Auth. Dist. RB, 5.75%, 06/01/2013	250,000	258,818
New York & New Jersey Port. Auth. RB:
6.10%, 08/01/2012	10,045,000	10,205,519
97th Ser., 6.375%, 07/15/2013	8,200,000	8,321,278

		18,785,615

POWER 0.8%
M-S-R Pub. Pwr. Agcy., CA San Juan Proj. RB, 6.00%, 07/01/2022	605,000	612,683
Southern California Pub. Pwr. Auth. Proj. RB, 5.00%, 07/01/2017	480,000	481,210
Utah Intermountain Pwr. Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,415,977
Washington Pub. Pwr. Supply Sys. Nuclear Proj. No. 2, RB, Ser. A, 7.25%,
07/01/2006	2,705,000	2,915,828

		6,425,698

PUBLIC FACILITIES 1.1%
Austin, TX Convention Enterprise, RB:
6.60%, 01/01/2021	2,000,000	2,107,620
6.70%, 01/01/2028	500,000	528,930
Cleveland, OH Non-Tax Cleveland Stadium RB, 0.00% 12/01/2009 (n)	810,000	611,097

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Crossings at Fleming Island, FL RB, Country Place Hlth. Ctr., Inc. Proj., Ser. A,
5.60%, 05/01/2012	$ 2,000,000	$2,241,740
Lake Villa, IL Pub. Library Dist. RB, 5.60%, 01/01/2012	500,000	517,270
Miami, FL Sports & Exhibition Auth. RB, 6.15%, 10/01/2020	1,420,000	1,424,714
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 (n)	875,000	792,453
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	439,165
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland, Alabama Proj.,
7.50%, 12/01/2008	605,000	650,762

		9,313,751

RESOURCE RECOVERY 1.3%
California Inland Empire Solid Wst. Auth. RB, 6.00%, 02/01/2006	1,000,000	1,042,210
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%,
01/01/2008, (Insd. by AMBAC)	500,000	533,150
Connecticut Solid Wst. Disposal Facs. Dev. Auth. RB, Phizer, Inc. Proj., 7.00%,
07/01/2025	7,000,000	7,332,220
Dade Cnty., FL Resources Recovery RB, 5.50%, 10/01/2013	200,000	212,608
Maine Regl. Wst. Sys. RB, Ser. P, 6.25%, 07/01/2010	1,000,000	1,043,600
Pasco Cnty., FL Solid Wst. RB, 6.00%, 04/01/2010	400,000	444,464
Union Cnty., NJ Util. Solid Wst., Ogden Martin, Ser. A, 5.00%, 06/01/2015	325,000	336,089

		10,944,341

SALES TAX 2.6%
Compton, CA Cmnty. Redev. Agcy. RB, 6.50%, 08/01/2013	3,000,000	3,145,530
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, Prerefunded,
6.75%, 07/01/2010	930,000	955,259
Metro. Atlanta Rapid Transit Auth. GA RRB, Ser. A, 5.50%, 07/01/2017,
(Insd. by MBIA)	160,000	170,310
Metro. Pier & Expo. Auth., IL, 5.50%, 06/01/2011	500,000	518,405
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	16,070,000	16,997,239

		21,786,743

SOLID WASTE 0.2%
Charleston Cnty., SC Solid Wst. RB, 6.50%, 01/01/2009	1,405,000	1,438,495

SPECIAL TAX 0.6%
Connecticut Special Tax Obligation RB, 6.50%, 10/01/2007	2,250,000	2,503,350
Hoffman Estates, IL Tax Increment RB, 0.00%, 05/15/2005 (n)	500,000	491,620
Ontario, CA Redev. Fin. Auth. RB, 5.80%, 08/01/2023	1,500,000	1,526,550
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	348,139

		4,869,659

STUDENT LOAN 0.2%
Massachusetts Ed. Loan Auth. RB, 6.00%, 01/01/2012	150,000	152,667
Nebraska Higher Ed. Loan Prog. RB, 0.00%, 12/15/2015, (Insd. by MBIA) (n)	2,100,000	991,746
New Jersey Higher Ed. Student Assistance Auth. RB, 5.50%, 06/01/2006	140,000	141,715

		1,286,128

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 4.2%
Tobacco Settlement Auth. IA RRB:
5.30%, 06/01/2025	$ 2,695,000	$2,303,012
5.60%, 06/01/2035	12,330,000	10,576,798
6.125%, 06/01/2032	4,000,000	3,734,080
6.25%, 06/01/2042	2,000,000	1,848,880
Tobacco Settlement Auth. WA RB, 6.625%, 06/01/2032	150,000	147,210
Tobacco Settlement Fin. Corp., LA RB, 5.875%, 05/15/2039	8,500,000	7,665,640
Tobacco Settlement Fin. Corp., NJ RB:
5.75%, 06/01/2032	5,340,000	5,061,679
6.00%, 06/01/2037	2,000,000	1,816,800
6.125%, 06/01/2042	2,500,000	2,294,025

		35,448,124

TRANSPORTATION 5.1%
Arkansas Fed. Hwy. Grant Anticipation Tax RB, 3.50%, 08/01/2007	5,000,000	5,143,900
Indiana Trans. Auth. Toll Road RB, 5.00%, 07/01/2014	1,000,000	1,002,410
Indiana Trans. Fin. Auth. RRB, 5.75%, 07/01/2011	18,960,000	20,270,325
Massachusetts Rail Connections, Inc., RB, Rte. 128 Parking, Ser. B:
0.00%,07/01/2023 (n)	3,855,000	1,372,033
0.00%,07/01/2024 (n)	4,000,000	1,334,800
0.00%,07/01/2025 (n)	4,140,000	1,295,240
0.00%,07/01/2026 (n)	4,195,000	1,230,561
0.00%,07/01/2027 (n)	4,430,000	1,218,383
0.00%,07/01/2028 (n)	4,495,000	1,159,081
0.00%,07/01/2029 (n)	4,640,000	1,121,813
Massachusetts Bay Trans. Auth. RB, 5.25%, 03/01/2013	1,225,000	1,283,102
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2008	1,850,000	2,066,672
New York Thruway Auth. RB, 5.50%, 01/01/2006	1,000,000	1,022,760
Ohio Turnpike Commission Auth. RB, Ser. A, 5.10%, 02/15/2006	200,000	204,496
Oregon Dept. of Trans. RB, 5.00%, 11/15/2005	1,000,000	1,027,600
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,423,563

		42,176,739

UTILITY 1.0%
Douglas Cnty., WA Pub. Util. Dist. RRB, Ser. B, 2.00%, 09/01/2005	1,815,000	1,813,730
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,108,920
Northern Colorado Wtr. Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	3,069,164
Oxnard, CA Fin. Auth. Solid Wst. RB, 5.75%, 05/01/2010	1,000,000	1,033,410

		8,025,224

WATER & SEWER 4.6%
Arkansas Cmnty. Wtr. Sys. Pub. Auth. RB, 2.40%, 10/01/2005	3,600,000	3,600,792
Bexar, TX Metro. Wtr. Dist. Wtrworks RB, 5.875%, 05/01/2022	2,945,000	3,046,662
Cherokee Cnty., GA Wtr. & Swr. RB, 6.90%, 08/01/2018	5,000	5,018
Coastal Wtr. Auth., TX Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,085
Colorado River, TX Muni. Wtr. Sys. RB, 5.00%, 01/01/2005	5,090,000	5,102,878
Garner, NC GO, 6.50%, 06/01/2006	275,000	287,980
Gwinnett Cnty., GA Wtr. & Sewage RB, Ser. A, 5.00%, 08/01/2006	3,045,000	3,181,355

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Hollister, CA Pwr. Fin. RRB, Swr. Sys. Impt. Proj., 5.75%, 12/01/2011	$ 3,815,000	$3,919,874
Massachusetts Wtr. PCRB, Ser. 1, 5.30%, 08/01/2005	1,000,000	1,012,700
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	385,000	402,117
Mount Clemens, MI GO, 4.00%, 11/01/2006	185,000	188,119
Northeast Morgan Cnty., AL Wtr. & Swr. RB, Ser. A, 5.50%, 05/01/2015	500,000	516,295
San Diego, CA Swr. RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,808,473
Sunrise, FL Util. Sys. RB, 5.75%, 10/01/2026	2,000,000	2,144,720
Washoe Cnty., NV Wtr. Facs. RB, Sierra Pacific Pwr., 6.65%, 06/01/2017##	10,000,000	10,359,000

		38,596,068

Total Municipal Obligations (cost $816,630,513)		815,200,497

	Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Municipal Money Market Fund ø (cost $9,384,476)	9,384,476	9,384,476

Total Investments (cost $826,014,989) 98.7%		824,584,973
Other Assets and Liabilities 1.3%		10,669,712

Net Assets 100.0%		$835,254,685

#	When-issued or delayed delivery security
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(n)	Securities issued in zero coupon form with no periodic interest payments but are acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for these bonds. This rate is based on total expected income to be earned over the life of the bonds from amortization of discount at acquisition.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
COP	Certificates of Participation	IDRRB	Industrial Development Refunding Revenue Bond
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDRB	Economic Development Revenue Bond	MHRB	Multifamily Housing Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	PCRRB	Pollution Control Refunding Revenue Bond
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FRN	Floating Rate Note	RHA	Residential Housing Authority
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SAVRS	Select Auction Variable Rate Securities
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	TCRS	Transferable Custody Receipts

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

California	9.5%	Arkansas	1.3%
Nevada	7.1%	Oregon	1.3%
New York	6.4%	Tennessee	1.2%
Massachusetts	5.4%	Hawaii	1.1%
Florida	4.5%	Michigan	1.0%
Louisiana	4.4%	Mississippi	0.9%
Ohio	4.3%	Colorado	0.8%
Pennsylvania	4.3%	New Mexico	0.8%
Texas	3.6%	Utah	0.8%
Indiana	3.2%	Alaska	0.7%
New Jersey	3.1%	District of Columbia	0.7%
Illinois	3.1%	Rhode Island	0.7%
Washington	2.9%	Wyoming	0.6%
Connecticut	2.7%	Wisconsin	0.5%
West Virginia	2.4%	Montana	0.4%
Minnesota	2.3%	Alabama	0.3%
Vermont	2.3%	Missouri	0.2%
Virginia	1.9%	Kansas	0.2%
Delaware	1.8%	Maine	0.2%
North Carolina	1.8%	Oklahoma	0.2%
Iowa	1.6%	Nebraska	0.1%
South Carolina	1.6%	North Dakota	0.1%
Arizona	1.5%	South Dakota	0.1%
Georgia	1.5%	Non-state specific	1.1%
Maryland	1.5%
			100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of November 30, 2004:

AAA	74.4%
AA	13.0%
A	1.1%
BBB	6.6%
BB	0.6%
B	0.8%
CCC	0.1%
NR	3.4%

100.0%

The following table shows the percent of total bonds by maturity as of November 30, 2004:

Less than 1 year	7.4%
1 to 3 year(s)	10.0%
3 to 5 years	2.8%
5 to 10 years	24.6%
10 to 20 years	31.2%
20 to 30 years	18.3%
Greater than 30 years	5.7%

100.0%

See Notes to Financial Statements

23

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $826,014,989)	$824,584,973
Receivable for Fund shares sold	618,007
Interest receivable	13,888,731
Prepaid expenses and other assets	25,401

Total assets	839,117,112

Liabilities
Dividends payable	655,586
Payable for securities purchased	1,861,663
Payable for Fund shares redeemed	1,262,052
Advisory fee payable	11,328
Distribution Plan expenses payable	9,901
Due to other related parties	2,191
Accrued expenses and other liabilities	59,706

Total liabilities	3,862,427

Net assets	$835,254,685

Net assets represented by
Paid-in capital	$856,859,211
Overdistributed net investment income	(806,878)
Accumulated net realized losses on securities	(19,367,632)
Net unrealized losses on securities	(1,430,016)

Total net assets	$835,254,685

Net assets consists of
Class A	$459,603,888
Class B	166,741,216
Class C	194,349,762
Class I	14,559,819

Total net assets	$835,254,685

Shares outstanding
Class A	52,797,592
Class B	19,198,501
Class C	22,249,397
Class I	1,672,579

Net asset value per share
Class A	$8.71
Class A - Offering price (based on sales charge of 4.75%)	$9.14
Class B	$8.69
Class C	$8.74
Class I	$8.71

See Notes to Financial Statements

24

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (unaudited)

Investment income
Interest	$15,302,603

Expenses
Advisory fee	2,117,821
Distribution Plan expenses
Class A	685,417
Class B	919,100
Class C	1,020,813
Administrative services fee	428,673
Transfer agent fees	280,880
Trustees' fees and expenses	6,048
Printing and postage expenses	26,274
Custodian and accounting fees	122,521
Registration and filing fees	44,877
Professional fees	20,497
Other	20,234

Total expenses	5,693,155
Less: Expense reductions	(1,897)
Expense reimbursements	(8,670)

Net expenses	5,682,588

Net investment income	9,620,015

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(374,112)
Net change in unrealized gains or losses on securities	6,197,004

Net realized and unrealized gains or losses on securities	5,822,892

Net increase in net assets resulting from operations	$15,442,907

See Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2004		Year Ended
	(unaudited)		May 31, 2004

Operations
Net investment income		$ 9,620,015		$ 24,284,153
Net realized gains or losses on
securities		(374,112)		555,075
Net change in unrealized gains or
losses on securities		6,197,004		(8,437,325)

Net increase in net assets resulting
from operations		15,442,907		16,401,903

Distributions to shareholders from
Net investment income
Class A		(5,890,168)		(14,415,668)
Class B		(1,735,534)		(4,534,329)
Class C		(1,927,695)		(4,698,704)
Class I		(184,221)		(637,862)

Total distributions to shareholders		(9,737,618)		(24,286,563)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,633,757	57,612,907	28,841,768	251,134,867
Class B	283,798	2,454,404	1,935,248	16,776,104
Class C	1,132,259	9,857,446	5,572,315	48,664,412
Class I	493,251	4,286,024	3,247,068	28,343,002

		74,210,781		344,918,385

Net asset value of shares issued in
reinvestment of distributions
Class A	406,099	3,530,013	948,643	8,264,403
Class B	111,882	970,189	269,783	2,344,547
Class C	104,833	914,314	265,594	2,321,631
Class I	11,427	99,396	44,600	389,589

		5,513,912		13,320,170

Automatic conversion of Class B
shares to Class A shares
Class A	896,295	7,796,864	445,530	3,882,883
Class B	(898,360)	(7,796,864)	(446,555)	(3,882,883)

		0		0

Payment for shares redeemed
Class A	(8,653,267)	(75,088,046)	(35,695,837)	(310,710,597)
Class B	(3,055,662)	(26,486,132)	(6,397,457)	(55,577,290)
Class C	(3,659,007)	(31,888,305)	(8,660,854)	(75,705,079)
Class I	(82,616)	(717,612)	(3,259,138)	(28,386,205)

		(134,180,095)		(470,379,171)

Net decrease in net assets resulting
from capital share transactions		(54,455,402)		(112,140,616)

Total decrease in net assets		(48,750,113)		(120,025,276)
Net assets
Beginning of period		884,004,798		1,004,030,074

End of period		$835,254,685		$884,004,798

Overdistributed net investment income		$(806,878)		$(689,275)

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the "Fund")(formerly Evergreen High Income Municipal Bond Fund) is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $8,670.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2004, EIS received $15,955 from the sale of Class A shares and $11,846, $265,097 and $37,015 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $216,387,319 and $248,961,023, respectively, for the six months ended November 30, 2004.

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $826,637,885. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,504,851 and $8,557,763, respectively, with a net unrealized depreciation of $2,052,912.

As of May 31, 2004, the Fund had $18,370,624 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010

$5,708,940	$12,263,935	$397,749

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limi-

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase Fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564617 rv2 1/2005

Evergreen Municipal Bond Fund

Evergreen

MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Municipal Bond Fund, which covers the six-month period ended November 30, 2004.

As we entered the investment period, our municipal bond portfolio management teams had to make investment decisions against the backdrop of an economy that appeared to be softening and a Federal Reserve that seemed determined to raise interest rates. While second calendar quarter Gross Domestic Product (GDP) and employment growth were below expectations, energy prices were climbing ahead of the summer driving season and various measures of consumer inflation began to experience upward pressures. Monetary policymakers had been clear in their intentions to gradually raise interest rates, and they delivered with a largely expected 25 basis point increase in the Federal Funds rate on June 30, 2004. After more than three years of excessive policy accommodation, interest rates were finally headed higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Considering the moderation in GDP and the fact that the federal funds rate was below the inflation rate, we based our decisions on a gradual tightening of monetary policy.

The fiscal period began with a mixed message on the economy. After having climbed by more than 4% in the first calendar quarter, GDP was headed for a 3% gain in the second period. Yet the surge in payrolls during the spring had placed upward pressure on market yields. The bond market had obviously sent investors

LETTER TO SHAREHOLDERS continued

a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation had sent market yields dramatically higher. Additionally, monetary policymakers began the period with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, interest rate concerns were exacerbated by the rise in gasoline prices and the potential impact on future inflation.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the fixed income markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably as the investment period progressed to the prospects of only slightly higher interest rates. Federal Reserve officials had also been making the rounds in speeches reiterating their intentions to remain "measured" in their approach to monetary policy. The pace of GDP and employment growth had also slowed, and the inflation fears of June had dissipated by September. Indeed, despite the rise in oil prices, inflation reports were less threatening, suggesting that oil would ultimately prove a drag on growth. In addition, other factors helped drive market yields lower. The uncertain geopolitical environment resulted in higher demand for fixed income securities, and "safe haven" investing enabled prices to firm up for many U.S. Treasury and Municipal securities.

The combination of these factors resulted in a flattening of the yield curve, with short rates rising faster than those for longer dated maturities. Our municipal bond portfolio teams emphasized the long-end of the curve throughout the investment period in an attempt to enhance total return through the improved yields available there. In addition, security selection played a major role in our investment

LETTER TO SHAREHOLDERS continued

decisions since both issuance and liquidity declined from the solid levels prevalent last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of November 30, 2004

MANAGEMENT TEAM

Mathew M. Kiselak

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

6-month return with sales charge	-0.83%	-1.27%	2.73%	N/A

6-month return w/o sales charge	4.09%	3.73%	3.73%	4.25%

Average annual return*

1-year with sales charge	-0.91%	-1.68%	2.32%	N/A

1-year w/o sales charge	4.04%	3.32%	3.32%	4.36%

5-year	4.91%	4.84%	5.17%	6.23%

10-year	5.40%	5.38%	5.38%	5.97%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund.

All data is as of November 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2004	11/30/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,040.95	$ 4.45
Class B	$ 1,000.00	$ 1,037.32	$ 8.02
Class C	$ 1,000.00	$ 1,037.32	$ 8.02
Class I	$ 1,000.00	$ 1,042.50	$ 2.92
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.71	$ 4.41
Class B	$ 1,000.00	$ 1,017.20	$ 7.94
Class C	$ 1,000.00	$ 1,017.20	$ 7.94
Class I	$ 1,000.00	$ 1,022.21	$ 2.89

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.57% for Class B, 1.57% for Class C and 0.57% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	November	Year Ended May 31,
	30, 2004
CLASS A	(unaudited)[1]	2004	2003	2002 [1]	2001	2000

Net asset value, beginning of period	$7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70	$ 7.48

Income from investment operations
Net investment income	0.15	0.30	0.31	0.33	0.33	0.35
Net realized and unrealized gains or losses on securities and interest
rate swap transactions	0.15	(0.30)	0.39	0.05	0.42	(0.74)

Total from investment operations	0.30	0	0.70	0.38	0.75	(0.39)

Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.31)	(0.33)	(0.34)	(0.35)
Net realized gains	0	0	0	0	0	(0.04)
Total distributions to shareholders	(0.15)	(0.30)	(0.31)	(0.33)	(0.34)	(0.39)

Net asset value, end of period	$7.40	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70

Total return [2]	4.09%	(0.01%)	10.02%	5.38%	11.32%	(5.29%)

Ratios and supplemental data
Net assets, end of period (thousands)	$680,196	$698,151	$822,233	$826,268	$863,113	$899,427
Ratios to average net assets
Expenses [3]	0.87% [4]	0.88%	0.83%	0.84%	0.85%	0.87%
Net investment income	3.93% [4]	4.04%	4.27%	4.55%	4.72%	4.97%
Portfolio turnover rate	59%	143%	106%	83%	67%	86%

1 Net investment income per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	November	Year Ended May 31,
	30, 2004
CLASS B	(unaudited) [1]	2004 [1]	2003	2002 [1]	2001	2000 [1]

Net asset value, beginning of period	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70	$ 7.48

Income from investment operations
Net investment income	0.12	0.25	0.27	0.27	0.28	0.30
Net realized and unrealized gains or losses on securities and interest
rate swap transactions	0.15	(0.30)	0.38	0.05	0.41	(0.74)

Total from investment operations	0.27	(0.05)	0.65	0.32	0.69	(0.44)

Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.26)	(0.27)	(0.28)	(0.30)
Net realized gains	0	0	0	0	0	(0.04)
Total distributions to shareholders	(0.12)	(0.25)	(0.26)	(0.27)	(0.28)	(0.34)

Net asset value, end of period	$ 7.40	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70

Total return [2]	3.73%	(0.71%)	9.21%	4.60%	10.50%	(6.00%)

Ratios and supplemental data
Net assets, end of period (thousands)	$20,055	$21,776	$26,484	$26,506	$48,284	$54,673
Ratios to average net assets
Expenses [3]	1.57% [4]	1.58%	1.58%	1.59%	1.60%	1.62%
Net investment income	3.23% [4]	3.34%	3.52%	3.80%	3.97%	4.22%
Portfolio turnover rate	59%	143%	106%	83%	67%	86%

1 Net investment income per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	November	Year Ended May 31,
	30, 2004
CLASS C	(unaudited) [1]	2004	2003	2002 [1]	2001	2000

Net asset value, beginning of period	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70	$ 7.48

Income from investment operations
Net investment income	0.12	0.25	0.26	0.27	0.27	0.29
Net realized and unrealized gains or losses on securities and interest
rate swap transactions	0.15	(0.30)	0.39	0.05	0.42	(0.73)

Total from investment operations	0.27	(0.05)	0.65	0.32	0.69	(0.44)

Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.26)	(0.27)	(0.28)	(0.30)
Net realized gains	0	0	0	0	0	(0.04)
Total distributions to shareholders	(0.12)	(0.25)	(0.26)	(0.27)	(0.28)	(0.34)

Net asset value, end of period	$ 7.40	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70

Total return [2]	3.73%	(0.71%)	9.21%	4.60%	10.50%	(6.00%)

Ratios and supplemental data
Net assets, end of period (thousands)	$38,162	$39,461	$45,710	$42,462	$43,610	$46,580
Ratios to average net assets
Expenses [3]	1.57% [4]	1.58%	1.58%	1.59%	1.60%	1.59%
Net investment income	3.23% [4]	3.34%	3.52%	3.80%	3.97%	4.24%
Portfolio turnover rate	59%	143%	106%	83%	67%	86%

1 Net investment income per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	November	Year Ended May 31,
	30, 2004
CLASS I [1]	(unaudited)[2]	2004	2003	2002 [2]	2001	2000

Net asset value, beginning of period	$7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70	$7.48

Income from investment operations
Net investment income	0.16	0.32	0.33	0.34	0.36	0.36
Net realized and unrealized gains or losses on securities and interest
rate swap transactions	0.15	(0.30)	0.39	0.05	0.41	(0.73)

Total from investment operations	0.31	0.02	0.72	0.39	0.77	(0.37)

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.33)	(0.34)	(0.36)	(0.37)
Net realized gains	0	0	0	0	0	(0.04)
Total distributions to shareholders	(0.16)	(0.32)	(0.33)	(0.34)	(0.36)	(0.41)

Net asset value, end of period	$7.40	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$6.70

Total return	4.25%	0.29%	10.30%	5.64%	11.60%	(5.05%)

Ratios and supplemental data
Net assets, end of period (thousands)	$135,255	$101,084	$15,583	$1,778	$1,039	$ 442
Ratios to average net assets
Expenses [3]	0.57% [4]	0.58%	0.58%	0.59%	0.60%	0.61%
Net investment income	4.23% [4]	4.31%	4.51%	4.81%	4.94%	5.32%
Portfolio turnover rate	59%	143%	106%	83%	67%	86%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.2%
AIRPORT 3.4%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$ 2,495,000	$2,746,521
Chicago, IL O'Hare Intl. Arpt. RRB, Ser. A, 5.00%, 01/01/2009 [1]	3,000,000	3,237,420
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA-1147R-A, 9.01%, 05/01/2011, (Insd. by MBIA) [2]	6,000,000	6,854,880
RITES-PA-1147R-B, 9.01%, 05/01/2011, (Insd. by FSA) [2]	2,840,000	3,218,913
Memphis-Shelby Cnty., TN Arpt. Auth. RB:
9.03%, 03/01/2015, (Insd. by FSA)	6,250,000	7,221,312
TOC, 1.75%, 03/01/2009, (Insd. by FSA & Liq.: Toronto-Dominion) [3]	6,245,000	6,245,000

		29,524,046

COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,402,049

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.,
6.125%, 07/01/2022	685,000	723,538
Goshen, IN RB, Ser. B, Greencroft Obl. Group, 5.75%, 08/15/2028	5,000,000	4,805,800
St. Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help, 6.40%,
08/01/2035, (Insd. by GNMA)	495,000	526,076
Vermont EDA RB, Ser. A, Wake Robin Corp. Proj., 6.30%, 03/01/2033	3,500,000	3,682,350
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015,
(Insd. by AMBAC)	5,500,000	6,164,455

		15,902,219

EDUCATION 4.1%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of GA East Campus, 5.25%,
12/01/2020, (Insd. by AMBAC)	1,315,000	1,406,182
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,225,732
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj.,
6.375%, 07/01/2023	1,000,000	1,104,110
New Jersey EDA RB, Ser. G, Sch. Facs. Construction, 5.00%, 09/01/2021,
(Insd. by AMBAC)	10,505,000	11,043,801
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%,
03/01/2026	1,640,000	2,033,928
University of California RB, Ser. A, Ltd. Proj., 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	9,855,164
University of Massachusetts Bldg. Auth. Proj. RRB, Sr. Ser. 04-1, 5.375%,
11/01/2021, (Insd. by AMBAC)	2,500,000	2,723,500
University of New Mexico RB, 5.00%, 07/01/2021	3,835,000	3,955,687
Virginia Pub. Sch. Auth. RB, Ser. C, 5.00%, 08/01/2009 [1]	1,750,000	1,910,143
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019	1,000,000	1,049,210

		36,307,457

ELECTRIC REVENUE 3.4%
California Dept. of Wtr. Resources & Pwr. Supply RB, Ser. A, 5.50%, 05/01/2013,
(Insd. by AMBAC)	10,725,000	12,054,149
Monroe Cnty., MI EDA RB, Detroit Edison Co., 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	12,935,100
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	4,000,000	4,088,560

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	$ 500,000	$592,150

		29,669,959

GENERAL OBLIGATION - LOCAL 8.8%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%,
12/01/2015, (Insd. by MBIA)	2,000,000	2,489,920
Berkeley Cnty., SC GO, Refunding Impt., 5.00%, 09/01/2021, (Insd. by FSA)	1,240,000	1,302,682
Cincinnati, OH City Sch. Dist. GO, Classroom Facs. Construction & Impt., 5.00%,
12/01/2025, (Insd. by FSA)	10,835,000	11,191,905
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,665,000	1,808,090
Douglas Cnty., CO Sch. Dist. Number 1 GO,, 5.75%, 12/15/2022, (Insd. by FGIC)	2,000,000	2,269,360
El Paso Cnty., CO Sch. Dist. 11 GO:
6.50%, 12/01/2012	2,310,000	2,777,013
7.10%, 12/01/2013	2,000,000	2,504,960
Grand Prairie, TX Independent Sch. Dist. GO, 5.80%, 02/15/2023	40,000	44,713
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,916,593
King Cnty., WA Sch. Dist. Number 411 Issaquah Refunding, GO, 6.375%,
12/01/2008	10,000,000	10,887,500
Larimer Cnty., CO Sch. Dist. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,850,413
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	541,770
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	500,000	644,275
Prince George's Cnty., MD GO, Cons. Pub. Impt., 5.25%, 12/01/2017	2,000,000	2,172,920
Rochester, MN GO, Wst. Wtr., Ser. A:
5.00%, 02/01/2025	6,225,000	6,481,532
5.00%, 02/01/2026	6,195,000	6,409,347
San Bernardino, CA Unified Sch. Dist. GO, Ser. A, 5.00%, 08/01/2028	4,005,000	4,069,240
San Diego, CA Unified Sch. Dist. GO, Ser. F, 5.00%, 07/01/2026, (Insd. by FSA)	8,000,000	8,195,600
San Francisco, CA GO, 5.00%, 06/15/2023	4,795,000	4,980,614
Worcester, MA GO, Ser. A, Muni. Purpose Loan, 5.25%, 08/01/2012,
(Insd. by AMBAC)	300,000	317,700

		76,856,147

GENERAL OBLIGATION - STATE 6.4%
California GO:
5.25%, 02/01/2026, (Insd. by MBIA)	5,000,000	5,236,250
5.25%, 02/01/2027, (Insd. by MBIA)	5,000,000	5,215,450
Refunding, 5.25%, 12/01/2022, (Insd. by FSA)	10,610,000	11,406,599
Connecticut GO, Ser. D, 5.375%, 11/15/2021	5,000,000	5,428,050
Hawaii GO, Ser. DE:
5.00%, 10/01/2023	4,000,000	4,167,000
5.00%, 10/01/2024	3,065,000	3,178,129
Ohio GO Common Schools, Ser. B:
5.00%, 09/15/2020	4,780,000	5,020,099
5.00%, 03/15/2024	8,905,000	9,246,329
Texas GO, Ser. A, Veteran's Hsg. Assistance Program, 5.65%, 12/01/2017	1,000,000	1,045,090

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Washington GO:
Ser. A & B, 6.40%, 06/01/2017	$ 3,750,000	$4,541,737
Ser. A, 6.75%, 02/01/2015	1,000,000	1,212,110

		55,696,843

HOSPITAL 13.7%
Camden Cnty., NJ Impt. Auth. RB, Ser. A, Hlth. Care Redev., Cooper Hlth., 5.75%,
02/15/2034	5,500,000	5,660,215
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%, 11/15/2023	4,000,000	4,409,680
Cumberland Cnty., NC Hosp. Facs. RRB, Cumberland Cnty. Hosp. Sys., Inc., 5.25%,
10/01/2014	2,380,000	2,571,947
Delaware Hlth. Facs. Auth. RB, Ser. D, Catholic Hlth. East, 5.75%, 11/15/2033	1,200,000	1,263,432
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,263,406
Illinois Hlth. Facs. Auth. RB:
RITES-PA 848R-A, 9.09%, 02/15/2013, (Insd. by FSA) [2]	1,340,000	1,601,541
RITES-PA 848R-B, 9.09%, 02/15/2014, (Insd. by FSA) [2]	1,415,000	1,669,247
RITES-PA 848R-C, 9.09%, 02/15/2015, (Insd. by FSA) [2]	865,000	1,034,955
RITES-PA 848R-D, 9.09%, 02/15/2016, (Insd. by FSA) [2]	1,575,000	1,875,856
Jefferson Cnty., TX Hlth. Facs. Dev. Corp. RB, FHA Mtge. Baptist Hosp., 5.50%,
08/15/2041, (Insd. by AMBAC)	7,250,000	7,551,600
Lorain Cnty., OH Hosp. RB, RITES-PA-892-C,, 9.58%, 10/01/2018 [2]	2,500,000	2,916,200
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co.)	1,350,000	1,477,548
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co.)	1,050,000	1,086,970
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co.)	1,000,000	1,086,420
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctor's Cmnty. Hosp., Inc., 5.75%,
07/01/2013	3,845,000	3,873,991
Medical Univ. of SC, Hosp. Auth. RRB, Ser. A, Hosp. Facs.:
6.25%, 08/15/2014	2,765,000	3,064,671
6.25%, 08/15/2022	5,000,000	5,300,150
6.375%, 08/15/2027	3,000,000	3,175,170
6.50%, 08/15/2032	5,000,000	5,324,400
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020,
(Insd. by MBIA)	2,500,000	3,017,975
New Hampshire Higher Edl. & Hlth. Facs. Auth. RB, Frisbie Mem. Hosp., 6.125%,
10/01/2013	6,155,000	6,236,677
New York Dorm. Auth. RB, Wyckoff Heights Hosp., 5.20%, 02/15/2014,
(Insd. by MBIA)	1,000,000	1,077,530
New York Med. Care Facs. Fin. Agcy. RB, Ser. A, Hlth. Ctr. Proj.:
6.375%, 11/15/2019	1,435,000	1,511,945
6.375%, 11/15/2019, (Insd. by AMBAC)	2,140,000	2,258,749
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%,
11/15/2018	2,000,000	2,110,660
Pennsylvania Higher Edl. Facs. Auth. RB, Ser. A, UMPC Hlth. Sys., 6.25%,
01/15/2018	6,005,000	6,661,887
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	5,004,400
South Carolina Jobs EDA Hosp. Facs. RRB, Ser. C, Palmetto Hlth. Impt. Proj.,
7.00%, 08/01/2030	7,500,000	8,332,275

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	$ 940,000	$998,590
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%,
06/01/2022	750,000	817,163
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,560,850
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	3,977,901
Synergy Health, Inc. Proj., 6.00%, 11/15/2023	2,450,000	2,581,859
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%,
08/15/2022	7,500,000	8,203,875

		119,559,735

HOUSING 6.5%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	720,000	747,850
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018,
(LOC: U.S. Bank)	2,800,000	2,945,880
Chicago Heights, IL Residential Mtge. RB, 0.00% 06/01/2009[4]	230,000	166,322
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FHLMC
& FNMA)	200,000	201,626
Colorado HFA RB, Sr. Ser. D, Single Family Proj., 6.90%, 04/01/2029	975,000	1,000,672
Colorado Hsg. & Fin. Auth. RB, Class 3, Ser. B-5, Single Family Mtge., 4.80%,
05/01/2030	4,000,000	4,062,840
Delaware Hsg. Auth. RB, Ser. A, Single Family Mtge., 6.70%, 01/01/2033	3,460,000	3,676,492
Georgia HFA SFHRB, Ser. D-4,, 5.65%, 06/01/2021	740,000	771,369
Idaho Hsg. & Fin. Assn. SFHRB, Ser. D, 6.30%, 07/01/2025	1,830,000	1,920,182
Idaho Hsg. Agcy. RB, Ser. D, 8.00%, 01/01/2020, (Insd. by FHA)	20,000	20,195
Indiana Hsg. Fin. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA
& GNMA)	2,410,000	2,504,062
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	2,425,000	2,505,243
Ser. D-2, 5.80%, 11/15/2016	1,920,000	1,942,310
Massachusetts Hsg. Fin. Agcy. SFHRB:
Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,564
Ser. 79, 5.85%, 12/01/2021, (Insd. by FSA)	100,000	104,359
Minnesota Hsg. Fin. Agcy. RB, Single Family Mtge., 6.00%, 07/01/2022	4,430,000	4,680,827
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA
& GNMA)	1,125,000	1,191,060
Missouri Hsg. Dev. Commission Mtge. RB, Ser. A-2, Single Family Homeowner's
Loan, 6.30%, 03/01/2030	35,000	36,197
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	90,000	91,184
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	435,000	441,060
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.)	5,940,000	6,261,413
Oklahoma HDA RB, Ser. A, Lease Purchase Proj., 5.10%, 11/01/2005	10,000,000	10,255,200
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	1,560,000	1,619,998
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014,
(Insd. by FNMA)	1,120,000	1,185,218

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Tennessee Hsg. Dev. Agcy. RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	$ 2,140,000	$2,148,581
5.00%, 07/01/2034	5,000,000	5,216,350
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	185,000	194,250
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	920,000	948,400

		56,924,704

INDUSTRIAL DEVELOPMENT REVENUE 10.7%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	19,875,000	20,799,187
California Pollution Ctl. Fin. Auth. Solid Wst. RB, Ser. B, Republic Svcs., Inc. Proj.,
5.25%, 06/01/2023	5,200,000	5,363,384
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., 6.25%, 04/01/2021	3,965,000	4,156,351
Chesterfield Cnty., VA IDA PCRB:
Ser. A, VA Elec. & Pwr. Co., 5.875%, 06/01/2017	3,000,000	3,265,170
Ser. B, VA Elec. & Pwr. Co., 5.875%, 06/01/2017	1,500,000	1,632,585
Connecticut Dev. Auth. PCRRB, Ser. B, CT Light & Pwr., 5.95%, 09/01/2028	2,535,000	2,676,276
Eastern CT Resource Recovery Auth. RB, Ser. A, Wheelabrator Lisbon, Inc. Proj.,
5.50%, 01/01/2014	7,000,000	7,150,850
Eastern CT Resource Recovery Auth. Solid Wst. RB, Ser. A, Wheelabrator Lisbon, Inc.
Proj., 5.50%, 01/01/2015	5,000,000	5,108,250
Illinois Dev. Fin. Auth. PCRRB, Ser. D, Edison Co. Proj., 6.75%, 03/01/2015,
(Insd. by AMBAC)	4,000,000	4,121,880
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj.:
5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,359,400
5.50%, 05/01/2029, (Gtd. by FedEx)	3,500,000	3,478,895
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029,
(Insd. by MBIA)	1,000,000	1,024,920
Maricopa Cnty., AZ PCRRB, El Paso Elec. Proj., 6.375%, 08/01/2015	5,000,000	5,109,900
Martin Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Weyerhaeuser Co. Proj.,
6.80%, 05/01/2024	5,500,000	5,634,695
Monroe Cnty., GA PCRB, Ser. A, Oglethorpe Pwr. Corp., 6.75%, 01/01/2010	1,000,000	1,151,690
Nevada Dept. of Business & Inds. RB, Republic Svcs., Inc. Proj., 5.625%,
12/01/2026	5,000,000	5,367,850
Russell Cnty., VA IDA PCRRB, Ser. I, Appalachian Pwr. Co. Proj., 2.70%,
11/01/2007	5,000,000	4,957,800
Selma, AL Indl. Dev. Board Env. Impt. RB, Ser. B, Intl. Paper Co. Proj., 6.70%,
03/01/2024	2,000,000	2,179,780

		93,538,863

LEASE 1.6%
Greenville Cnty., SC Sch. Dist. RB,, 5.50%, 12/01/2028	5,000,000	5,246,150
Maryland Economic Dev. Corp. Lease RB, Aviation Administration Facs.:
5.375%, 06/01/2021, (Insd. by FSA)	4,540,000	4,804,636
5.375%, 06/01/2022, (Insd. by FSA)	2,555,000	2,692,868
Pima Cnty., AZ IDA RB, 7.25%, 07/15/2010	905,000	946,268

		13,689,922

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 5.0%
Bay Area Govt. Assn. CA RB, Ser. A-2, Tax Allocation, CA Redev. Agcy. Pool,
6.40%, 12/15/2014, (Insd. by FSA)	$ 2,000,000	$2,043,680
Casino Reinvestment Dev. Auth. NJ Hotel Room Fee RB:
5.00%, 01/01/2013	2,190,000	2,385,742
5.25%, 01/01/2021	3,125,000	3,408,594
5.25%, 01/01/2022	1,585,000	1,716,381
Clarence, NY IDA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	1,710,000	1,822,022
New Jersey EDA RB, Ser. I, Sch. Facs. Construction:
5.00%, 09/01/2025, (Insd. by FGIC)	5,000,000	5,163,350
5.25%, 09/01/2024	5,000,000	5,256,750
New York Urban Dev. Corp. RB, Sub. Lien, Corp. Purpose, 5.50%, 07/01/2016	10,000,000	10,549,200
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.25%, 08/01/2031	10,000,000	11,004,800

		43,350,519

PORT AUTHORITY 1.0%
Port Auth. of NY & NJ RB:
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	6,285,000	6,874,093
Ser. 119, 5.875%, 09/15/2015, (Insd. by FGIC)	1,500,000	1,585,035

		8,459,128

PRE-REFUNDED 2.1%
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RRB, Ser. 2002-A,
0.00%,06/15/20214	1,950,000	864,279
Metropolitan Trans. Auth., NY Trans. Auth. RB, Ser. 7, Svcs. Contract, 5.625%,
07/01/2016	11,600,000	12,182,204
St. Louis, MO Muni. Fin. Corp. Leasehold RB, Ser. A, City Justice Ctr. Impt., 5.75%,
02/15/2011, (Insd. by AMBAC)	950,000	1,008,406
Tampa, FL Allegheny Hlth. Sys. RB, St. Joseph's Hosp., 6.50%, 12/01/2023	500,000	510,060
Tarrant Cnty., TX HFA SFHRB, Ser. A, 0.00% 09/15/2016[4]	6,415,000	3,752,262

		18,317,211

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014,
(Insd. by AMBAC)	2,000,000	2,290,700

RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	2,560,000	2,742,963

RESOURCE RECOVERY 0.2%
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.875%, 12/01/2027	2,000,000	2,089,060

SALES TAX 5.4%
Jefferson, LA Sales Tax Dist. RRB, 0.00% 12/01/2016, (Insd. by FSA) [4]	455,000	263,909
Nassau Cnty., NY Interim Fin. Auth. RB, 5.00%, 11/15/2010	10,000,000	10,990,900
Sales Tax Asset Receivable Corp. NY RB, Ser. A:
5.00%, 10/15/2026, (Insd. by MBIA)	19,500,000	20,034,495
5.00%, 10/15/2029	10,000,000	10,171,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
Town Ctr. Impt. Dist., TX Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	$ 5,000	$5,548
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,498
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,547
RITES-PA-884A, 9.09%, 03/01/2014, (Insd. by FGIC) [2]	910,000	1,109,490
RITES-PA-884B, 9.09%, 03/01/2015, (Insd. by FGIC) [2]	865,000	1,041,374
RITES-PA-884C, 9.09%, 03/01/2016, (Insd. by FGIC) [2]	1,015,000	1,217,188
RITES-PA-884D, 9.34%, 03/01/2017, (Insd. by FGIC) [2]	1,075,000	1,310,339
RITES-PA-884E, 9.34%, 03/01/2018, (Insd. by FGIC) [2]	1,140,000	1,389,569

		47,544,857

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Wst. Disp. RB, 6.75%, 08/01/2024	2,000,000	2,047,120
Spokane, WA Regl. Solid Wst. RB, 6.50%, 01/01/2011	2,000,000	2,299,080

		4,346,200

SPECIAL TAX 0.1%
District of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by
FNMA & GNMA)	850,000	859,834
Missouri Env. Impt. & Energy Resource Auth. PCRB, Ser. B, Revolving Fund, 7.20%,
07/01/2016	250,000	259,258

		1,119,092

STUDENT LOAN 2.3%
Education Loans, Inc., SD Student Loan RB, 5.60%, 06/01/2020	14,300,000	14,910,610
Massachusetts Edl. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by
AMBAC)	1,600,000	1,628,064
Missouri Higher Ed. Student Loan RB, Ser. F, 6.75%, 02/15/2009	1,000,000	1,037,550
NEBHELP, Inc. NE RB, Ser. S, 6.40%, 06/01/2013, (Insd. by MBIA)	905,000	959,083
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,328,243

		19,863,550

TOBACCO REVENUE 4.8%
Tobacco Settlement Fin. Corp. of LA RB, Ser. 2001, 6.36%, 05/15/2025	8,968,849	8,719,963
Tobacco Settlement Fin. Corp. of NJ RB, 5.75%, 06/01/2032	5,310,000	5,033,243
Tobacco Settlement Fin. Corp. of NY RB:
RITES-PA-1228-A, 8.17%, 06/01/2008 [2]	1,000,000	1,132,100
RITES-PA-1228-B, 8.67%, 06/01/2010 [2]	6,000,000	7,072,800
Ser. A-1:
5.25%, 06/01/2020, (Insd. by AMBAC)	10,000,000	10,718,400
5.50%, 06/01/2014	3,650,000	3,981,858
5.50%, 06/01/2016	5,000,000	5,423,650

		42,082,014

TRANSPORTATION 5.2%
Delaware River Joint Toll Bridge RB:
5.25%, 07/01/2017	1,500,000	1,609,140
5.25%, 07/01/2018	1,465,000	1,566,158
Florida GO, Dept. of Trans. Right of Way Proj., Ser. A, 5.25%, 07/01/2023	9,000,000	9,696,780

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014,
(Insd. by FGIC)	$ 4,185,000	$4,617,687
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,513,790
Metropolitan Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	4,255,000	4,932,864
New Mexico Fin. Auth. Trans. RB, Ser. A, 5.25%, 06/15/2023, (Insd. by MBIA)	4,000,000	4,275,400
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015,
(Insd. by FGIC)	2,960,000	4,042,443
Port Seattle, WA RB, Ser. A, Sub. Lien, 5.50%, 09/01/2020, (Insd. by FGIC)	1,000,000	1,136,220
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025,
(Insd. by AMBAC)	9,400,000	9,993,234
St. Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00% 12/01/2016[4]	1,650,000	955,449

		45,339,165

WATER & SEWER 8.2%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,376,500
Atlanta, GA Wtr. & Wstwtr. RB, 5.00%, 11/01/2024, (Insd. by FSA)	4,000,000	4,151,960
Augusta, GA Wtr. & Swr. RB, 5.25%, 10/01/2039 1	2,500,000	2,595,950
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,462,312
Connecticut Dev. Auth. Wtr. Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,087,260
Glendale, AZ Wtr. & Swr. RB, 5.00%, 07/01/2022, (Insd. by AMBAC)	3,675,000	3,839,126
Harrison Cnty., MS Wstwtr. Treatment Mgmt. Dist. RRB, Ser. A, 8.50%,
02/01/2013, (Insd. by FGIC)	1,000,000	1,333,000
Los Angeles, CA Dept. of Wtr. & Pwr. Wtrworks. RB, Ser. C, 5.00%, 07/01/2025,
(Insd. by MBIA)	3,015,000	3,109,882
Massachusetts Wtr. Pollution Abatement Trust RB, Ser. 9, Pool Program, 5.25%,
08/01/2028	9,000,000	9,377,820
Miami-Dade Cnty., FL RB, 5.00%, 04/01/2026	4,000,000	4,103,680
Minnesota Pub. Facs. Auth. Wtr. PCRB, 5.00%, 03/01/2013	11,000,000	12,145,870
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	455,293
Ser. E, 6.875%, 06/15/2010	545,000	567,356
Phoenix, AZ Civic Impt. Corp. Wtr. Sys. RB, Jr. Lien, 5.50%, 07/01/2017,
(Insd. by FGIC)	2,500,000	2,766,050
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,436,368

		71,808,427

Total Municipal Obligations (cost $808,431,398)		840,424,830

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Municipal Money Market Fund[5,6](cost $23,671,529)	23,671,529	23,671,529

Total Investments (cost $832,102,927) 98.9%		864,096,359
Other Assets and Liabilities 1.1%		9,571,371

Net Assets 100.0%		$873,667,730

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

[1]	When-issued or delayed delivery securities
[2]	Inverse floating rate security
[3]	Variable rate demand notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2004.
[4]	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
[5]	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
[6]	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
CDA	Community Development Authority	IDA	Industrial Development Authority
COP	Certificates of Participation	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FHA	Federal Housing Authority	PCRB	Pollution Control Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PCRRB	Pollution Control Refunding Revenue Bond
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association.	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	TOC	Tender Option Certificate
HDA	Housing Development Authority

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

New York	13.1%	Alabama	1.4%
California	8.8%	Arizona	1.4%
Texas	6.9%	New Hampshire	1.4%
South Carolina	5.4%	Oklahoma	1.3%
New Jersey	4.7%	Puerto Rico	1.3%
Ohio	3.9%	Louisiana	1.0%
Florida	3.5%	New Mexico	1.0%
Minnesota	3.3%	Hawaii	0.9%
Colorado	2.7%	North Carolina	0.9%
Indiana	2.6%	Kansas	0.6%
Connecticut	2.4%	Nevada	0.6%
Illinois	2.4%	Delaware	0.5%
Tennessee	2.4%	Maine	0.5%
Washington	2.3%	Missouri	0.4%
Virginia	2.2%	Vermont	0.4%
Alaska	2.1%	District of Columbia	0.3%
Georgia	2.1%	Idaho	0.2%
Massachusetts	2.1%	Mississippi	0.2%
Maryland	1.9%	West Virginia	0.2%
Pennsylvania	1.8%	Nebraska	0.1%
South Dakota	1.7%	Wyoming	0.1%
Wisconsin	1.7%	Non-state specifc	3.8%
Michigan	1.5%
			100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of November 30, 2004:

AAA	53.6%
AA	14.5%
A	14.0%
BBB	15.2%
BB	0.7%
NR	2.0%

100.0%

The following table shows the percent of total bonds by maturity as of November 30, 2004:

Less than 1 year	5.3%
1 to 3 year(s)	0.7%
3 to 5 years	2.0%
5 to 10 years	15.9%
10 to 20 years	53.1%
20 to 30 years	21.4%
Greater than 30 years	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $832,102,927)	$864,096,359
Receivable for securities sold	13,861,914
Receivable for Fund shares sold	161,577
Interest receivable	12,949,136
Prepaid expenses and other assets	207,369

Total assets	891,276,355

Liabilities
Dividends payable	1,433,626
Payable for securities purchased	15,013,860
Payable for Fund shares redeemed	996,691
Due to custodian bank	5,590
Advisory fee payable	8,248
Distribution Plan expenses payable	1,546
Due to other related parties	3,629
Accrued expenses and other liabilities	145,435

Total liabilities	17,608,625

Net assets	$873,667,730

Net assets represented by
Paid-in capital	$871,908,620
Overdistributed net investment income	(710,951)
Accumulated net realized losses on securities and interest rate swap transactions	(29,523,371)
Net unrealized gains on securities	31,993,432

Total net assets	$873,667,730

Net assets consists of
Class A	$680,195,812
Class B	20,054,724
Class C	38,162,080
Class I	135,255,114

Total net assets	$873,667,730

Shares outstanding
Class A	91,912,565
Class B	2,709,987
Class C	5,156,821
Class I	18,276,748

Net asset value per share
Class A	$7.40
Class A - Offering price (based on sales charge of 4.75%)	$7.77
Class B	$7.40
Class C	$7.40
Class I	$7.40

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (unaudited)

Investment income
Interest	$20,964,454

Expenses
Advisory fee	1,499,135
Distribution Plan expenses
Class A	1,042,271
Class B	104,409
Class C	195,385
Administrative services fee	436,708
Transfer agent fees	342,765
Trustees' fees and expenses	6,195
Printing and postage expenses	29,244
Custodian and accounting fees	116,780
Registration and filing fees	28,256
Professional fees	16,436
Other	10,915

Total expenses	3,828,499
Less: Expense reductions	(3,565)
Expenses reimbursements	(13,064)

Net expenses	3,811,870

Net investment income	17,152,584

Net realized and unrealized gains or losses on securities
Net realized gains on securities	7,532,247
Net change in unrealized gains or losses on securities	9,873,134

Net realized and unrealized gains or losses on securities	17,405,381

Net increase in net assets resulting from operations	$34,557,965

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2004		Year Ended
	(unaudited)		May 31, 2004

Operations
Net investment income		$ 17,152,584		$ 35,175,817
Net realized gains on securities		7,532,247		14,300,378
Net change in unrealized gains or losses
on securities		9,873,134		(50,717,288)

Net increase (decrease) in net assets
resulting from operations		34,557,965		(1,241,093)

Distributions to shareholders from
Net investment income
Class A		(13,665,682)		(30,637,469)
Class B		(337,773)		(805,844)
Class C		(631,988)		(1,437,754)
Class I		(2,518,062)		(2,327,216)

Total distributions to shareholders		(17,153,505)		(35,208,283)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	640,574	4,723,430	2,645,933	19,412,584
Class B	71,745	528,165	342,422	2,531,418
Class C	59,464	440,106	477,858	3,544,584
Class I	4,876,273	35,948,594	12,292,952	91,007,533

		41,640,295		116,496,119

Net asset value of shares issued in
reinvestment of distributions
Class A	1,027,102	7,587,003	2,126,623	15,669,351
Class B	23,136	170,865	51,969	382,894
Class C	49,220	363,533	112,065	825,667
Class I	1,861	13,721	2,676	19,686

		8,135,122		16,897,598

Automatic conversion of Class B shares
to Class A shares
Class A	73,912	544,599	98,540	726,422
Class B	(73,912)	(544,599)	(98,540)	(726,422)

		0		0

Payment for shares redeemed
Class A	(6,084,405)	(44,818,295)	(17,477,934)	(128,586,798)
Class B	(313,293)	(2,297,622)	(800,004)	(5,894,925)
Class C	(392,469)	(2,892,455)	(1,201,087)	(8,867,332)
Class I	(538,166)	(3,975,889)	(422,029)	(3,133,484)

		(53,984,261)		(146,482,539)

Net decrease in net assets resulting from
capital share transactions		(4,208,844)		(13,088,822)

Total increase (decrease) in net assets		13,195,616		(49,538,198)
Net assets
Beginning of period		860,472,114		910,010,312

End of period		$ 873,667,730		$ 860,472,114

Overdistributed net investment income		$ (710,951)		$ (710,030)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $13,064.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2004, EIS received $9,357 from the sale of Class A shares and $21,653 and $2,191 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $497,083,733 and $519,222,019, respectively, for the six months ended November 30, 2004.

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $832,106,134. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,619,858 and $2,629,633, respectively, with a net unrealized appreciation of $31,990,225.

As of May 31, 2004, the Fund had $37,052,411 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase Fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564619 rv1 1/2005

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen

SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Short-Intermediate Municipal Bond Fund, which covers the six-month period ended November 30, 2004.

As we entered the investment period, our municipal bond portfolio management teams had to make investment decisions against the backdrop of an economy that appeared to be softening and a Federal Reserve that seemed determined to raise interest rates. While second calendar quarter Gross Domestic Product (GDP) and employment growth were below expectations, energy prices were climbing ahead of the summer driving season and various measures of consumer inflation began to experience upward pressures. Monetary policymakers had been clear in their intentions to gradually raise interest rates, and they delivered with a largely expected 25 basis point increase in the Federal Funds rate on June 30, 2004. After more than three years of excessive policy accommodation, interest rates were finally headed higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Considering the moderation in GDP and the fact that the federal funds rate was below the inflation rate, we based our decisions on a gradual tightening of monetary policy.

The fiscal period began with a mixed message on the economy. After having climbed by more than 4% in the first calendar quarter, GDP was headed for a 3% gain in the second period. Yet the surge in payrolls during the spring had placed upward pressure on market yields. The bond market had obviously sent investors

1

LETTER TO SHAREHOLDERS continued

a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation had sent market yields dramatically higher. Additionally, monetary policymakers began the period with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, interest rate concerns were exacerbated by the rise in gasoline prices and the potential impact on future inflation.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the fixed income markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably as the investment period progressed to the prospects of only slightly higher interest rates. Federal Reserve officials had also been making the rounds in speeches reiterating their intentions to remain "measured" in their approach to monetary policy. The pace of GDP and employment growth had also slowed, and the inflation fears of June had dissipated by September. Indeed, despite the rise in oil prices, inflation reports were less threatening, suggesting that oil would ultimately prove a drag on growth. In addition, other factors helped drive market yields lower. The uncertain geopolitical environment resulted in higher demand for fixed income securities, and "safe haven" investing enabled prices to firm up for many U.S. Treasury and Municipal securities.

The combination of these factors resulted in a flattening of the yield curve, with short rates rising faster than those for longer dated maturities. Our municipal bond portfolio teams emphasized the long-end of the curve throughout the investment period in an attempt to enhance total return through the improved yields available there. In addition, security selection played a major role in our investment

2

LETTER TO SHAREHOLDERS continued

decisions since both issuance and liquidity declined from the solid levels prevalent last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of November 30, 2004

MANAGEMENT TEAM

Diane C. Beaver Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

6-month return with sales charge	-1.34%	-3.40%	0.60%	N/A

6-month return w/o sales charge	2.01%	1.60%	1.60%	2.11%

Average annual return*

1-year with sales charge	-1.72%	-4.21%	-0.26%	N/A

1-year w/o sales charge	1.55%	0.73%	0.73%	1.74%

5-year	3.64%	3.06%	3.89%	4.45%

10-year	3.92%	3.36%	4.10%	4.38%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 3.25% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund.

All data is as of November 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2004	11/30/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,020.10	$ 3.95
Class B	$ 1,000.00	$ 1,015.97	$ 8.04
Class C	$ 1,000.00	$ 1,015.97	$ 8.04
Class I	$ 1,000.00	$ 1,021.07	$ 2.99
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.16	$ 3.95
Class B	$ 1,000.00	$ 1,017.10	$ 8.04
Class C	$ 1,000.00	$ 1,017.10	$ 8.04
Class I	$ 1,000.00	$ 1,022.11	$ 2.99

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.78% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72	$10.12

Income from investment operations
Net investment income	0.14	0.31	0.37	0.42	0.44	0.41
Net realized and unrealized gains or losses on securities	0.06	(0.32)	0.30	0.07	0.26	(0.33)

Total from investment operations	0.20	(0.01)	0.67	0.49	0.70	0.08

Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.37)	(0.43)	(0.44)	(0.41)
Net realized gains	0	0	0	0	0	(0.07)

Total distributions to shareholders	(0.14)	(0.31)	(0.37)	(0.43)	(0.44)	(0.48)

Net asset value, end of period	$ 10.08	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72

Total return [1]	2.01%	(0.11%)	6.80%	5.03%	7.38%	0.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$69,497	$65,930	$48,336	$32,696	$8,477	$8,659
Ratios to average net assets
Expenses [2]	0.78% [3]	0.79%	0.78%	0.69%	0.71%	0.72%
Net investment income	2.76% [3]	2.99%	3.58%	4.15%	4.50%	4.16%
Portfolio turnover rate	39%	43%	27%	22%	48%	43%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72	$10.12

Income from investment operations
Net investment income	0.10	0.22	0.28	0.33	0.36	0.32
Net realized and unrealized gains or losses on securities	0.06	(0.32)	0.30	0.07	0.26	(0.33)

Total from investment operations	0.16	(0.10)	0.58	0.40	0.62	(0.01)

Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.28)	(0.34)	(0.36)	(0.32)
Net realized gains	0	0	0	0	0	(0.07)

Total distributions to shareholders	(0.10)	(0.22)	(0.28)	(0.34)	(0.36)	(0.39)

Net asset value, end of period	$ 10.08	$ 10.02	$ 10.34	$10.04	$ 9.98	$ 9.72

Total return [1]	1.60%	(0.94%)	5.85%	4.09%	6.42%	(0.14%)

Ratios and supplemental data
Net assets, end of period (thousands)	$13,782	$15,303	$16,937	$9,608	$4,401	$4,639
Ratios to average net assets
Expenses [2]	1.59% [3]	1.62%	1.67%	1.59%	1.61%	1.62%
Net investment income	1.95% [3]	2.20%	2.67%	3.25%	3.59%	3.23%
Portfolio turnover rate	39%	43%	27%	22%	48%	43%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
CLASS C	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.02	$ 10.34	$ 10.04	$ 9.93

Income from investment operations
Net investment income	0.10	0.22	0.28	0.05
Net realized and unrealized gains or losses on securities	0.06	(0.32)	0.30	0.12

Total from investment operations	0.16	(0.10)	0.58	0.17

Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.28)	(0.06)

Net asset value, end of period	$ 10.08	$ 10.02	$ 10.34	$10.04

Total return [2]	1.60%	(0.94%)	5.85%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,017	$21,013	$13,422	$ 1
Ratios to average net assets
Expenses [3]	1.59% [4]	1.61%	1.67%	1.59% 4
Net investment income	1.95% [4]	2.16%	2.57%	3.25% 4
Portfolio turnover rate	39%	43%	27%	22%

1 For the period from March 27, 2002 (commencement of class operations), to May 31, 2002.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2004
CLASS I [1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72	$ 10.12

Income from investment operations
Net investment income	0.15	0.33	0.38	0.43	0.46	0.42
Net realized and unrealized gains or losses on securities	0.06	(0.32)	0.30	0.07	0.25	(0.33)

Total from investment operations	0.21	0.01	0.68	0.50	0.71	0.09

Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.38)	(0.44)	(0.45)	(0.42)
Net realized gains	0	0	0	0	0	(0.07)

Total distributions to shareholders	(0.15)	(0.33)	(0.38)	(0.44)	(0.45)	(0.49)

Net asset value, end of period	$ 10.08	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72

Total return	2.11%	0.06%	6.91%	5.14%	7.49%	0.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$434,890	$410,654	$293,842	$184,908	$128,558	$139,534
Ratios to average net assets
Expenses [2]	0.59% 3	0.61%	0.68%	0.59%	0.61%	0.62%
Net investment income	2.95% 3	3.17%	3.69%	4.31%	4.59%	4.23%
Portfolio turnover rate	39%	43%	27%	22%	48%	43%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
AIRPORT 3.8%
Chicago, IL O'Hare Intl. Arpt. RRB, Ser. A, 5.00%, 01/01/2009 #	$ 3,000,000	$3,237,420
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%,
07/01/2009	5,070,000	5,473,977
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,069,920
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	3,000,000	3,173,790
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010	4,000,000	4,349,920
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009	1,280,000	1,394,355
5.50%, 07/01/2010	1,410,000	1,539,946

		20,239,328

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,731,000	1,775,140

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj.:
6.25%, 12/01/2007	700,000	714,084
6.375%, 12/01/2008	700,000	714,084
New Jersey EDA RB, 1st Mtge. Franciscan Oaks Proj.:
5.40%, 10/01/2006	1,135,000	1,152,513
5.50%, 10/01/2007	1,075,000	1,097,650
New Jersey EDA RRB, 1st Mtge. Keswick Pines:
5.35%, 01/01/2006	975,000	987,860
5.45%, 01/01/2007	925,000	945,970
North Carolina Med. Care Commission Healthcare Facs. RB:
1st Mtge. Arbor Acres Proj., 5.00%, 03/01/2007	1,250,000	1,262,988
1st Mtge. Presbyterian Homes Proj., 5.75%, 10/01/2006	2,380,000	2,407,513

		9,282,662

EDUCATION 2.6%
District of Columbia RB, Friendship Pub. Charter Sch., Inc., 5.00%, 06/01/2008	1,000,000	1,056,820
New York Dormitory Auth. RB:
7.375%, 05/15/2010, (Insd. by MBIA)	5,510,000	6,309,281
City Univ. Sys. Cons., Ser. D, 7.00%, 07/01/2009	5,965,000	6,559,293

		13,925,394

ELECTRIC REVENUE 4.0%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Pwr. Plant Vogtle Proj., 4.45%,
01/01/2032	4,325,000	4,537,055
Georgia Muni. Elec. Auth. Pwr. RRB, Sub-Proj. 1, Ser. B, 5.00%, 01/01/2026,
(Insd. by AMBAC)	7,000,000	7,514,920
Lower Co. River Auth. Texas RB, Ser. B, 6.00%, 05/15/2010	5,000,000	5,619,800
Washington Pub. Pwr. Supply Sys. RRB, Ser. C, 5.10%, 07/01/2007	3,575,000	3,808,161

		21,479,936

ESCROW 0.3%
Kokomo, IN Hosp. Auth. RB, St. Joseph Hosp. & Hlth. Ctr., 6.25%, 08/15/2005	710,000	729,440
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	700,000	755,104

		1,484,544

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 14.4%
Austin, TX GO, 5.00%, 09/01/2010	$ 5,000,000	$5,338,550
Bayonne, New Jersey TAN GO, Ser. A, 4.00%, 09/01/2005	7,500,000	7,556,250
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	1,100,000	1,334,696
Central Ohio Solid Wst. Auth. GO, Facs. Acquisition, Ser. A, 5.00%, 12/01/2009	3,205,000	3,498,546
Countrydale Metro. Dist., CO GO, 3.50%, 12/01/2032, (LOC: Compass Bank)	5,000,000	5,029,500
District of Columbia GO, Ser. A, 5.25%, 06/01/2009, (Insd. by MBIA)	5,230,000	5,684,957
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006	15,485,000	15,688,628
Honolulu, HI GO, Ser. C, 5.125%, 07/01/2010	7,275,000	7,946,919
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,785,272
Johnson Cnty., KS GO, Refunding, Internal Impt., 5.25%, 09/01/2009	3,915,000	4,318,715
King Cnty., WA Sch. Dist. Number 411 Issaquah GO, Refunding, 6.375%,
12/01/2008	5,170,000	5,628,837
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,746,110
New York, NY GO, Ser. J, 5.00%, 08/01/2010	2,295,000	2,473,597
Northside, TX Independent Sch. Dist. GO, Ser. B, 2.45%, 08/01/2033 †	3,330,000	3,330,000
Scottsdale, AZ GO, Refunding, 4.50%, 07/01/2010	1,000,000	1,072,870
Shelby Cnty. TN GO, Refunding, Ser. A, 5.00%, 03/01/2014	5,000,000	5,338,550

		77,771,997

GENERAL OBLIGATION - STATE 12.0%
Connecticut GO, Ser. C, 5.875%, 11/01/2014	2,000,000	2,288,760
Hawaii GO, 5.00%, 09/01/2009	5,000,000	5,453,550
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	2,250,000	2,546,730
Massachusetts GO, Refunding, Ser. A, 5.375%, 08/01/2008	5,000,000	5,456,750
Michigan GO, Ser. A, 3.50%, 09/30/2005	10,000,000	10,110,500
Nevada GO, Ser. A, 5.125%, 09/01/2010	4,500,000	4,796,910
New York GO, Urban Dev. Corp., Ser. A:
5.00%, 01/01/2027	1,500,000	1,607,955
5.25%, 01/01/2021	3,500,000	3,784,095
North Carolina GO, 5.00%, 03/01/2011	5,000,000	5,507,300
Pennsylvania GO, Ser. 2, 5.00%, 10/01/2009, (Insd. by FGIC)	12,695,000	13,883,379
Utah GO, Ser. A, 4.00%, 07/01/2008	3,500,000	3,666,670
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,531,950

		64,634,549

HOSPITAL 10.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B,
5.00%, 06/15/2010	6,850,000	7,329,226
California Hlth. Facs. Fin. Auth. RRB, Catholic Healthcare West, Ser. H, 4.45%,
07/01/2026	3,250,000	3,337,620
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,093,900
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,059,440
5.00%, 06/01/2009	1,035,000	1,105,690

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	$ 1,125,000	$1,210,522
Hosp. Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	795,067
5.75%, 09/01/2008	500,000	540,620
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,621,965
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj.,
Ser. A, 5.75%, 10/01/2008	2,710,000	2,897,830
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,092,000
4.75%, 06/01/2009	1,085,000	1,152,986
Illinois Hlth. Facs. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	550,000	601,849
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,106,310
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.00%, 09/01/2008	200,000	207,224
Lorain Cnty., OH Hosp. RB, Catholic Healthcare Partners, 5.00%, 10/01/2009	1,850,000	1,973,247
Maryland Hlth. & Higher Ed. RB, Lifebridge Hlth., Ser. A, 5.00%, 07/01/2010	1,000,000	1,078,110
Medical Univ., SC Hosp. Facs. RB:
5.50%, 07/01/2007	1,000,000	1,077,780
Ser. A, 6.00%, 08/15/2012	1,950,000	2,174,601
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009	1,205,000	1,310,811
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,373,705
5.25%, 02/15/2010	1,900,000	2,018,636
Rhode Island Hlth & Ed. Bldg. Corp. RB, Hosp. Fin., Ser. B, 2.55%, 09/15/2033	2,000,000	1,989,320
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	3,970,000	4,480,383
Tyler, TX Hlth. Facs. Dev. Corp. Hosp. RB, Mother Frances Hosp., 5.00%,
07/01/2009	3,630,000	3,863,482
West Orange, FL Healthcare Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	623,738
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	862,422
5.00%, 01/01/2009	965,000	1,020,015
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	1,000,000	1,056,100
5.00%, 08/15/2008	1,430,000	1,520,805
5.75%, 08/15/2011	1,000,000	1,116,020

		55,691,424

HOUSING 7.0%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Windover Oaks, Ser. A, 6.90%, 02/01/2027,
(Insd. by FNMA)	3,750,000	3,939,038
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012	1,390,000	1,448,408
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	2,025,000	2,075,868
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	1,230,000	1,249,742
Nevada Hsg. Div. SFHRB, Mtge. Sr. Notes:
Ser. A-2, 5.75%, 04/01/2032	700,000	705,005
Ser. C-2, 5.40%, 04/01/2031	810,000	823,398

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	$ 3,505,000	$3,716,246
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	1,700,000	1,738,539
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016	280,000	281,624
Ser. B-2, 6.80%, 09/01/2026	820,000	831,824
Oklahoma Hsg. Dev. Auth. RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	2,000,000	2,051,040
Oregon Hsg. & Cmnty. Svcs. Deposit RB, Single Family Mtge. Program, Ser. A,
5.125%, 01/01/2029	2,500,000	2,647,775
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. J, 4.70%, 07/01/2030	2,235,000	2,297,535
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034	2,400,000	2,583,984
Sedgwick Cnty., KS SFHRB, 5.60%, 06/01/2028	2,835,000	3,018,226
South Dakota HDA RB, Ser. F, 5.25%, 05/01/2028	6,000,000	6,364,800
Wisconsin Hsg. & EDA RB, Ser. B, 5.75%, 03/01/2022	1,770,000	1,814,462

		37,587,514

INDUSTRIAL DEVELOPMENT REVENUE 7.8%
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	1,000,000	1,036,010
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.85%, 10/01/2032 †	4,489,000	4,489,000
Connecticut Dev. Auth. PCRB, 3.35%, 05/01/2031	2,750,000	2,747,965
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	500,000	510,170
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,580,240
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Proj., Ser. A, 2.30%,
03/01/2031	7,000,000	6,867,420
Louisa, VA IDRB, VA Elec. & Pwr. Co., 5.25%, 12/01/2008	1,000,000	1,045,750
Maricopa Cnty., AZ PCRB, El Paso Elec. Co. Proj., Ser. A, 6.25%, 05/01/2037	1,500,000	1,532,040
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%,
09/01/2009	3,000,000	3,192,600
Mississippi Business Fin. Corp. PCRB, MS Pwr. Co. Proj., 1.85%, 09/01/2028 †	10,000,000	10,000,000
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,165,740
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,758,860
Tomah, WI IDRRB, Union Camp Corp. Proj., 5.45%, 11/01/2013	1,965,000	1,986,635

		41,912,430

LEASE 1.3%
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007	5,085,000	5,404,236
Michigan COP, New Ctr. Dev., Inc., 5.25%, 09/01/2009, (Insd. by MBIA)	1,500,000	1,649,790

		7,054,026

MISCELLANEOUS REVENUE 4.6%
California Statewide Cmnty. RB, Kaiser Permanente, Ser. H, 2.625%, 04/01/2034	2,000,000	1,973,980
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt. Proj.:
5.50%, 11/01/2007	1,500,000	1,519,785
5.75%, 11/01/2009	1,945,000	1,973,669
Illinois Unemployment Insurance RB, Ser. A:
5.00%, 12/15/2006	5,000,000	5,257,650
5.00%, 12/15/2007	5,000,000	5,324,200
Kansas Dev. Fin. Auth. RB, Roundhouse Proj., Ser. D, 4.00%, 04/01/2010	660,000	660,013

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Michigan Muni. Bond Auth. RB, Local Govt. Loan Program, Ser. C, 5.00%,
05/01/2010	$ 1,000,000	$1,091,330
United Nations Dev. Corp. of NY RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,382,413
Vermont Muni. Bond Bank RRB, Ser. 2, 6.00%, 12/01/2006, (Insd. by AMBAC)	4,385,000	4,630,034

		24,813,074

POWER 1.0%
Nebraska Pub. Pwr. Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	5,000,000	5,408,600

PRE-REFUNDED 1.2%
Volusia Cnty., FL IDA RRB, 1st Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,358,197
Washington Pub. Pwr. Supply Sys. RB, Nuclear Proj.:
Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	1,000,000	1,081,190
Ser. B, 7.25%, 07/01/2009	3,410,000	3,840,379

		6,279,766

PUBLIC FACILITIES 1.4%
Puerto Rico Pub. Bldgs. Auth. RB, Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	2,000,000	2,074,280
Texas Pub. Fin. Auth. RRB, 5.00%, 02/01/2010	5,000,000	5,438,150

		7,512,430

RESOURCE RECOVERY 3.4%
Amelia Cnty., VA IDA Solid Wst. Disposal RRB, Wst. Mgmt. Proj., 4.90%,
04/01/2027, (Gtd. by Wst. Mgmt. Inc.)	2,000,000	2,012,920
Arkansas Dev. Fin. Auth. RB, Wst. Mgmt. Inc., 2.85%, 08/01/2021	1,000,000	998,920
California Pollution Ctl. Fin. Auth. Solid Wst. Disposal RB, USA Wst. Svcs., Inc.
Proj., Ser. B, 5.00%, 06/01/2018	1,100,000	1,153,581
Cobb Cnty. GA Dev. Auth. Solid Wst. Disposal RB, GA Wst. Mgmt. Proj.,
Ser. A, 2.10%, 04/01/2033	1,750,000	1,745,800
Connecticut Resources Recovery RB, American Fuel Co., Ser. A, 5.50%,
11/15/2009	3,500,000	3,816,960
Hempstead Town, NY IDRB, America Fuel Proj., 5.00%, 12/01/2010	7,000,000	7,421,750
Michigan Strategic Fund Solid Wst. Disposal RB, Ltd. Obl. Wst. Mgmt., 2.20%,
12/01/2013	1,000,000	998,700

		18,148,631

SALES TAX 1.3%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	3,550,000	3,922,324
New Mexico Severance Tax RB, 5.00%, 07/01/2009	3,140,000	3,330,472

		7,252,796

SOLID WASTE 1.2%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%,
07/01/2011	500,000	555,635
California Pollution Ctl. Fin. Auth. Solid Wst. Disposal RB, Republic Svcs., Inc.
Proj., 2.00%, 12/01/2033 †	2,000,000	2,000,000
Northeast, MD Wst. Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,833,410

		6,389,045

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.0%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj.:
Ser. A:
5.625%, 12/15/2005	$ 825,000	$842,762
5.875%, 12/15/2010	2,530,000	2,817,484
Ser. B, 5.875%, 12/15/2010	295,000	301,635
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3,
4.125%, 05/01/2031, (LOC: Bank of America & Wells Fargo Bank)	1,400,000	1,447,950

		5,409,831

STUDENT LOAN 3.3%
Alaska Student Loan Corp. RB, Ser. A, 5.30%, 07/01/2005	1,000,000	1,016,990
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,117,132
Missouri Higher Ed. Loan Auth. Student Loan RB, Ser. B, 1.70%, 05/01/2039 †	8,600,000	8,600,000
New England Ed. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,662,275
New Mexico Edl. Assistance Foundation Student Loan RB, Ser. A-2, 5.85%,
11/01/2006	215,000	215,250
Panhandle Plains, TX Higher Ed. Auth., Inc. RRB, Ser. E, 5.55%, 03/01/2005	1,395,000	1,396,688

		18,008,335

TOBACCO REVENUE 2.3%
Tobacco Settlement Fin. Corp. of NJ RB, 5.00%, 06/01/2009	1,000,000	1,009,460
Tobacco Settlement Fin. Corp. of NY RB:
Ser. A-1:
5.00%, 06/01/2008	2,075,000	2,221,287
5.00%, 06/01/2011	1,500,000	1,555,650
Ser. B-1, 5.00%, 06/01/2008	5,000,000	5,352,500
Ser. C-1, 5.25%, 06/01/2013	2,000,000	2,132,100

		12,270,997

TRANSPORTATION 8.4%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011,
(Insd. by MBIA)	7,250,000	7,769,173
Harris Cnty. TX RB, Toll Road Sr. Lien, Ser. B-2:
5.00%, 08/15/2021	5,000,000	5,418,450
6.00%, 08/01/2010	5,000,000	5,718,150
New Jersey Hwy. Auth. RRB, Garden State Parkway, 5.625%, 01/01/2030	6,000,000	6,780,120
North Texas Thruway Auth. RRB, Ser. C, 5.00%, 01/01/2018, (Insd. by FSA)	3,000,000	3,228,930
Texas Tpke. Auth. RB, 5.00%, 06/01/2008	15,270,000	16,441,667

		45,356,490

UTILITY 1.8%
Conservation & Renewable Energy Sys. of WA RRB, 5.00%, 10/01/2008	1,000,000	1,081,350
Indianapolis, IN Gas Utility RRB, Distribution Sys., Ser. A, 5.25%, 08/15/2009,
(Insd. by AMBAC)	5,000,000	5,411,900
Orlando, FL Util. Commission Wtr. & Elec. RRB, 5.00%, 10/01/2025	3,000,000	3,231,570

		9,724,820

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 1.0%
Cape Coral, FL Wst. Wtr. Assmt. RB, 4.80%, 07/01/2009	$ 400,000	$400,972
Dallas, TX Wtrworks. & Swr. Sys. RRB, 5.50%, 10/01/2010	1,145,000	1,266,942
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011	2,405,000	2,603,990
Kannapolis, NC Wtr. & Swr. RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,073,800

		5,345,704

Total Municipal Obligations (cost $519,620,518)		524,759,463

SHORT-TERM INVESTMENTS 2.0%
COMMERCIAL PAPER 0.6%
Olces, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 3.30%, 12/07/2004	3,200,000	3,200,000

	Shares	Value

MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund ø ##	7,466,450	7,466,450

Total Short-Term Investments (cost $10,666,450)		10,666,450

Total Investments (cost $530,286,968) 99.5%		535,425,913
Other Assets and Liabilities 0.5%		2,760,367

Net Assets 100.0%		$538,186,280

#	When-issued or delayed delivery securities
†	Variable rate demand notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2004.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

Texas	12.0%	New Mexico	1.4%
New York	7.8%	Ohio	1.4%
Pennsylvania	5.5%	District of Columbia	1.3%
Florida	5.1%	Maryland	1.3%
Illinois	4.5%	Puerto Rico	1.2%
Kansas	4.4%	South Dakota	1.2%
California	4.3%	Louisiana	1.0%
New Jersey	3.6%	Nebraska	1.0%
Georgia	3.4%	Oregon	1.0%
Michigan	3.4%	Vermont	0.9%
Hawaii	3.1%	Utah	0.7%
Washington	2.9%	Oklahoma	0.6%
North Carolina	2.7%	South Carolina	0.6%
Colorado	2.4%	Arizona	0.5%
Wisconsin	2.4%	Montana	0.5%
Nevada	2.2%	Alabama	0.4%
Virginia	2.2%	Maine	0.4%
Missouri	2.0%	Rhode Island	0.4%
Mississippi	1.9%	North Dakota	0.3%
Massachusetts	1.7%	Alaska	0.2%
Connecticut	1.6%	Arkansas	0.2%
Tennessee	1.6%	Non-state specific	1.4%
Indiana	1.4%

			100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of November 30, 2004:

AAA	43.2%
AA	23.4%
A	15.0%
BBB	9.9%
BB	0.1%
NR	8.4%

100.0%

The following table shows the percent of total bonds by maturity as of November 30, 2004:

Less than 1 year	13.6%
1 to 3 year(s)	14.2%
3 to 5 years	44.4%
5 to 10 years	27.8%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $530,286,968)	$535,425,913
Cash	296
Receivable for Fund shares sold	406,203
Interest receivable	7,583,784
Prepaid expenses and other assets	50,662

Total assets	543,466,858

Liabilities
Dividends payable	1,096,809
Payable for securities purchased	3,243,120
Payable for Fund shares redeemed	863,730
Advisory fee payable	1,238
Due to other related parties	1,297
Accrued expenses and other liabilities	74,384

Total liabilities	5,280,578

Net assets	$538,186,280

Net assets represented by
Paid-in capital	$539,871,018
Overdistributed net investment income	(354,561)
Accumulated net realized losses on securities	(6,469,122)
Net unrealized gains on securities	5,138,945

Total net assets	$538,186,280

Net assets consists of
Class A	$69,497,443
Class B	13,781,948
Class C	20,017,179
Class I	434,889,710

Total net assets	$538,186,280

Shares outstanding
Class A	6,897,302
Class B	1,367,746
Class C	1,986,553
Class I	43,160,065

Net asset value per share
Class A	$10.08
Class A - Offering price (based on sales charge of 3.25%)	$10.42
Class B	$10.08
Class C	$10.08
Class I	$10.08

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (unaudited)

Investment income
Interest	$9,418,939

Expenses
Advisory fee	1,065,156
Distribution Plan expenses
Class A	101,521
Class B	72,763
Class C	105,799
Administrative services fee	266,178
Transfer agent fees	84,291
Trustees' fees and expenses	3,755
Printing and postage expenses	17,522
Custodian and accounting fees	79,953
Registration and filing fees	28,440
Professional fees	13,243
Other	5,097

Total expenses	1,843,718
Less: Expense reductions	(1,448)
Expense reimbursements	(37,224)

Net expenses	1,805,046

Net investment income	7,613,893

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(482,929)
Net change in unrealized gains or losses on securities	3,365,530

Net realized and unrealized gains or losses on securities	2,882,601

Net increase in net assets resulting from operations	$10,496,494

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2004		Year Ended
	(unaudited)		May 31, 2004

Operations
Net investment income		$ 7,613,893		$ 13,767,502
Net realized losses on securities		(482,929)		(1,369,595)
Net change in unrealized gains or losses
on securities		3,365,530		(13,039,871)

Net increase (decrease) in net assets
resulting from operations		10,496,494		(641,964)

Distributions to shareholders from
Net investment income
Class A		(941,605)		(1,722,700)
Class B		(143,503)		(349,149)
Class C		(208,742)		(389,432)
Class I		(6,378,303)		(11,363,591)

Total distributions to shareholders		(7,672,153)		(13,824,872)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,419,496	14,329,759	5,331,032	54,594,347
Class B	10,288	103,450	273,403	2,783,413
Class C	257,599	2,591,924	1,282,489	13,115,573
Class I	6,916,937	69,705,017	22,438,521	228,800,129

		86,730,150		299,293,462

Net asset value of shares issued in
reinvestment of distributions
Class A	45,841	462,914	90,033	916,449
Class B	7,269	73,403	16,614	169,102
Class C	10,771	108,766	19,244	195,884
Class I	44,725	451,655	103,426	1,052,725

		1,096,738		2,334,160

Automatic conversion of Class B shares
to Class A shares
Class A	22,786	229,999	50,861	521,080
Class B	(22,786)	(229,999)	(50,861)	(521,080)

		0		0

Payment for shares redeemed
Class A	(1,169,928)	(11,808,683)	(3,566,843)	(36,328,866)
Class B	(154,043)	(1,551,209)	(349,875)	(3,555,992)
Class C	(378,597)	(3,823,844)	(502,760)	(5,121,887)
Class I	(4,778,744)	(48,182,638)	(9,977,693)	(101,789,796)

		(65,366,374)		(146,796,541)

Net increase in net assets resulting from
capital share transactions		22,460,514		154,831,081

Total increase in net assets		25,284,855		140,364,245
Net assets
Beginning of period		512,901,425		372,537,180

End of period		$ 538,186,280		$ 512,901,425

Overdistributed net investment income		$ (354,561)		$ (296,301)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment incomed

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $37,224 which represents 0.11% of the average daily net assets of Class A shares on an annualized basis.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2004, EIS received $2,075 from the sale of Class A shares, and $14,248 and $7,867 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $231,816,555 and $201,121,591, respectively, for the six months ended November 30, 2004.

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $530,286,968. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,542,119 and $1,403,174, respectively, with a net unrealized appreciation of $5,138,945.

As of May 31, 2004, the Fund had $5,727,369 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$ 317,634	$2,886,072	$ 47,173	$ 934,887	$ 1,541,603

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2004, the Fund incurred and elected to defer post-October losses of $258,824.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Fund shares, which could increase Fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564620 rv2 1/2005

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564620 RV2 1/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: January 26, 2005